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TABLE OF CONTENTS
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President's Letter.....................................................        1
CAPITAL APPRECIATION FUNDS:
Investment Review......................................................        3
Portfolios of Investments:
 Aetna Growth Fund.....................................................       19
 Aetna International Fund..............................................       21
 Aetna Mid Cap Fund....................................................       24
 Aetna Small Company Fund..............................................       26
 Aetna Value Opportunity Fund..........................................       28
Statements of Assets and Liabilities...................................       30
Statements of Operations...............................................       32
Statements of Changes in Net Assets....................................       34
Notes to Financial Statements..........................................       43
Additional Information.................................................       49
Financial Highlights...................................................       50
Independent Auditors' Report...........................................       70

                               PRESIDENT'S LETTER

Dear Valued Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With more than 7,500 mutual funds available in today's market, we particularly appreciate your having chosen our products.

Let's recap the market. Twelve months ago, high U.S. market volatility and a number of significant international economic problems created anxiety in the markets. With the arrival of 1999, however, fears began to abate and the financial market environment improved. By mid-year, emerging markets began to rebound. European performance offered hope for its best potential in a decade. An early-year economic improvement in Japan had been initially viewed as a short-term statistical anomaly. However, by summer, improving private-sector demand suggested that Japan's recovery might last.

As welcome as this foreign economic robustness might have been, when combined with a loss of momentum by the U.S. dollar and signs of possible inflationary pressures down the line, the Federal Reserve has increased short-term interest rates twice. This has led to a sell-off in U.S. bond markets and a flattening of equity-market returns. In fact, the U.S. or domestic market, as a whole, produced negative returns for the calendar quarter ending September 30. Still, the U.S. economy continues to show signs of steadiness and vigor. Today, leading economic reports indicate that the U.S. economy is growing robustly - without generating an acceleration in inflation.

At Aetna Series Fund, Inc., and its advisor Aeltus Investment Management, Inc., we strive to continuously improve our products and services. Here are some highlights of our efforts since we last wrote to you:

      o AETNA PRINCIPAL PROTECTION FUND I enjoyed a successful offering period, as investors committed over $160 million to the fund; AETNA PRINCIPAL PROTECTION FUND II is currently in its offering period. These innovative total-return funds offer investors downside protection - while providing investors the opportunity for upside market potential.

      o AETNA MUTUAL FUNDS was listed among the best-selling fund groups for September, based on new incoming flows of dollars (Barron's, November 1, 1999).

      o Fifteen of our nineteen mutual funds OUTPERFORMED THEIR BENCHMARKS for the one-year period ended October 31, 1999, based upon Class I returns.

      o     Aeltus critical business systems are now YEAR 2000 READY.

      o As of November 1, 1999, Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund have LOWER EXPENSE CAPS. Lowering the total expenses charged to investors will contribute to higher returns for investors.

As we stand at the gateway to a new fund year - and to a new century - you have our commitment to bringing you our best in products and services. We wish you a prosperous new year.

Sincerely,


/s/ John Y. Kim                                  /s/ J. Scott Fox

John Y. Kim                                      J. Scott Fox
President and Chief Investment Officer           President
Aeltus Investment Management, Inc.               Aetna Series Fund, Inc.

                                                               AETNA GROWTH FUND
                                                               Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

                    Aetna Growth Fund (Class I)        S&P 500 Index

Jan-94                         10,000                      10,000
                               10,250                       9,621
                                9,900                       9,661
                               10,552                      10,134
Dec-94                         10,559                      10,132
                               11,343                      11,119
                               12,682                      12,180
                               13,883                      13,149
Dec-95                         14,181                      13,940
                               15,048                      14,689
                               15,638                      15,349
                               16,322                      15,823
Oct-96                         16,622                      16,260
                               18,613                      18,214
                               17,845                      18,653
                               22,177                      22,320
Oct-97                         21,434                      21,483
                               21,612                      23,118
                               25,876                      26,317
                               26,171                      26,628
Oct-98                         24,601                      26,210
                               31,137                      30,629
                               31,452                      32,059
                               33,028                      32,008
Oct-99                         33,731                      32,936

                  --------------------------------------------
                         Average Annual Total Returns
                    for the period ended October 31, 1999*
                  --------------------------------------------
                               1 Year   5 Years    Inception
                  --------------------------------------------
                  Class I      37.09%    25.65%      23.21%
                  --------------------------------------------
                  Class A:
                   POP (1)     28.91%    23.49%      21.27%
                   NAV (2)     36.78%    24.96%      22.51%
                  --------------------------------------------
                  Class B:
                   w/CDSC (3)  30.82%    24.24%      21.93%
                   NAV         35.82%    24.41%      21.99%
                  --------------------------------------------
                  Class C:
                   w/CDSC (4)  34.80%    24.40%      21.99%
                   NAV         35.80%    24.40%      21.99%
                  --------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                AETNA GROWTH FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Growth Fund Class I shares generated a 37.09% total return, net of fund expenses, for the year ended October 31, 1999. The benchmark, Standard & Poor's (S&P) 500 Index(a), returned 25.66% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

In the first half of 1999, equity markets focused on the economic recoveries in Latin America and Asia, easing fears of a global economic recession. Overall, the recovery was positive for the U.S. equity market, but it especially favored large cap, growth stocks as strong Gross Domestic Product growth translated into better than expected earnings per share growth.


                                                      See Definition of Terms. 3

Rising commodity prices, in conjunction with strong domestic and international economic growth, raised inflation fears during the second half of the year. These fears were significant enough for the Federal Reserve (the "Fed") to attempt to temper economic growth by twice raising short-term interest rates, increasing the Fed Funds rate from 4.75% to 5.25%. (The Fed Funds rate is the interest rate charged on overnight loans between banks.) This, in turn, caused the interest rate on long bonds (corporate bonds maturing in ten years or more) to rise from 5.7% in April to 6.2% by the end of October.

At the Fed meeting of October 5, 1999, the Fed left interest rates unchanged but adopted a tightening bias, indicating an inclination to raise rates if circumstances warrant. In addition, stronger growth in Europe resulted in higher short-term rates abroad. Although strong company earnings reports propelled the market to a new high in July, the concern over higher interest rates and inflation resulted in the S&P 500 Index ending the fiscal year basically unchanged from where it began the second half. In this less certain environment, growth stocks with sustainable and improving earnings tended to perform better than stocks with earnings exposed to changes in the economy or in interest rates.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

The Fund's investments in technology were the primary driver of performance in 1999. Significant contributions to performance came from stocks such as America Online, Inc., EMC Corp. and Cisco Systems, Inc., all of which continued to benefit from the explosive growth of the internet and the software and infrastructure products associated with the internet. In addition, both Nokia Corp., ADR and Tellabs, Inc. outperformed the market, as demand remained robust for telephone equipment and other data services.

Holdings in the consumer non-discretionary and manufacturing sectors also contributed to results. The consumer non-discretionary sector did not perform well this year. However, the Fund benefited from limited exposure to the industry; the Fund did not own two of the sector's worst performing stocks, Philip Morris Co., Inc. and Coca-Cola Co.

Our investments in Lexmark International Group, Inc. and Waters Corp. led to our outperformace in the manufacturing sector. Lexmark International Group, Inc. benefited from continued demand for its low priced ink-jet printers. Waters Corp., which supplies instrumentation equipment to pharmaceutical and industrial companies, was the beneficiary of growing research and development budgets.

The Fund's investments in Amgen, Inc. and Biogen, Inc., in the healthcare sector, and CBS Corp., in the media sector, were also important contributors to performance during the year. Above market returns for both Amgen and Biogen were derived from strong fundamentals and positive product pipeline news. CBS' merger with Viacom, Inc. increased the visibility and earnings potential of this multimedia company.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The short term outlook for the equity markets will be influenced by a number of factors, including upcoming decisions on interest rates by the Fed and possible earnings disruptions associated with Year 2000 issues. In the long term, however, unless there is a sudden reversal in the inflation picture, the Fed may have sufficiently tapped on the brakes to modestly slow the economy to a more normalized level while at the same time maintaining a low unemployment rate. If this Goldilocks economic scenario is achieved, the equity market should return to its focus on company fundamentals, rewarding those stocks exhibiting consistent growth.


4 See Definition of Terms.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

------------------------------------------------------------------------
                                    % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                              INVESTMENTS   S&P 500    WEIGHTING
------------------------------------------------------------------------
Basic Materials                         1.7%        3.0%       (1.3)%
Commercial Services                     4.1%        1.4%        2.7%
Consumer Discretionary                 12.4%       11.7%        0.7%
Consumer Non-Discretionary              1.1%        7.2%       (6.1)%
Energy                                  8.7%        6.6%        2.1%
Finance                                11.9%       15.4%       (3.5)%
Healthcare                             11.7%       11.1%        0.6%
Manufacturing                          12.6%        9.9%        2.7%
Technology                             30.5%       23.2%        7.3%
Utilities                               5.3%       10.5%       (5.2)%

---------------------------------------------
                                     % OF NET
TOP TEN EQUITY HOLDINGS               ASSETS
---------------------------------------------
Microsoft Corp.                        3.7%
General Electric Co.                   3.5%
CBS Corp.                              3.3%
Citigroup Inc.                         3.2%
Motorola, Inc.                         3.0%
American International Group, Inc.     2.4%
LSI Logic Corp.                        2.4%
Young and Rubicam, Inc.                2.4%
Johnson & Johnson                      2.4%
Wal-Mart Stores, Inc.                  2.3%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


                                                      See Definition of Terms. 5

                                                        AETNA INTERNATIONAL FUND
                                                               Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

             Aetna International Fund (Class I)       MSCI EAFE Index

Jan-92                     10,000                          10,000
                            9,311                           8,821
                            9,521                           9,016
                            9,171                           9,161
Dec-92                      8,921                           8,816
                            9,401                           9,881
                           10,011                          10,883
                           10,821                          11,612
Dec-93                     11,620                          11,720
                           11,460                          12,137
                           11,571                          12,766
                           11,829                          12,786
Dec-94                     11,627                          12,665
                           11,347                          12,910
                           11,484                          13,015
                           12,384                          13,568
Dec-95                     12,437                          14,128
                           13,104                          14,547
                           13,806                          14,788
                           13,856                          14,781
Oct-96                     13,927                          14,633
                           15,790                          14,504
                           16,098                          14,884
                           18,503                          17,008
Oct-97                     17,552                          15,353
                           18,270                          16,042
                           21,350                          17,748
                           22,215                          17,989
Oct-98                     19,347                          16,883
                           21,493                          18,406
                           22,806                          19,488
                           24,084                          19,790
Oct-99                     24,785                          20,827

                   --------------------------------------------
                          Average Annual Total Returns
                     for the period ended October 31, 1999*
                   --------------------------------------------
                                1 Year    5 Years    Inception
                   --------------------------------------------
                   Class I      28.10%    15.55%      12.30%
                   --------------------------------------------
                   Class A:
                    POP (1)     20.41%    13.50%      10.72%
                    NAV (2)     27.76%    14.85%      11.56%
                   --------------------------------------------
                   Class B:
                    w/CDSC (3)  21.88%    14.22%      11.21%
                    NAV         26.88%    14.45%      11.21%
                   --------------------------------------------
                   Class C:
                    w/CDSC (4)  26.01%    14.47%      11.22%
                    NAV         27.01%    14.47%      11.22%
                   --------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                            AETNA INTERNATIONAL FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna International Fund Class I shares generated a 28.10% total return, net of fund expenses, for the year ended October 31, 1999. The benchmark, Morgan Stanley Capital International-Europe, Australia and Far East (MSCI EAFE) Index(b), returned 23.37% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

In November 1998, the beginning of the Fund's fiscal year, world markets continued a rebound that began on October 15, 1998, when the United States Federal Reserve (the "Fed") cut interest rates. Many countries saw their interest rates slashed and excess liquidity helped propel equity markets upwards.


6 See Definition of Terms.

By January 1999, much of the excess leverage that existed in the Asian currencies had evaporated. Even the currency devaluation in Brazil had little negative impact since investors had anticipated the event. Asian economies, not including Japan, experienced a "V" recovery (a sharp increase following a sharp decrease), as Korea lead the way with a 30% industrial product growth.

With much fanfare, the European Euro (the new single currency accepted in eleven countries) began trading on January 1, 1999. The Euro has the potential to provide long-term benefits in regard to the promotion of international trade. The Euro is a long-term positive for those European stocks that can adapt well in a changing regulatory environment.

During 1999, investors began to believe the Japanese restructuring story. For example, foreign investors invested quickly on news announcing Sony's restructuring in March. Also, Japan was able to avoid a banking collapse and develop government fiscal programs that placed a floor on their dwindling economy.

Overall, economic factors around the world were strong during the fiscal year. By the end of October 1999, many economists were raising economic growth rates worldwide. The International Monetary Fund growth outlook for 2000 now stands at 3.5%, compared to a 2.5% growth rate in 1998.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

The Fund continued to invest in growth oriented securities which led to strong performance. Communication stocks such as Nokia Corp. (ADR) in Finland and cellular operator, Vodafone Group Plc in the United Kingdom added to performance.

Outperformance also came from Japanese technology stocks such as NTT Mobile Communication Network, Inc., Sony Corp. and SoftBank Corp. This strong stock selection in Japan, the best performing major market over the last six months of the fiscal year, enabled the Fund to overcome an overall underweighting there.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The current outlook for international investing is much stronger than in previous years. In Japan, the economy has bottomed, taxes have been slashed, new fiscal programs have permeated the economy, restructuring, led by the banking sector, is exciting investors, and the growth in information technology easily exceeded the overall growth in Japan. Also, in the next two years, over $480 billion dollars in government bonds earning 6% will mature. Investors will then face a decision of reinvesting in government bonds crediting lower rates or investing in a rebounding stock market. Finally, in the 1990s, the Japanese bond market earned returns far greater than its stock market; we would not be surprised to see these roles reversed in the next decade.

In Europe, both economic growth and inflation paint a healthy picture for equity investing. Much like the United States, technology represents a significant component of the European economy. In fact, Europe leads the U.S. in certain technology areas (such as mobile communication) and, on a price/earnings basis, trades more modestly than the U.S. Lastly, mergers and acquisitions continue to increase at a torrid pace.

In Asia, excluding Japan, the economies have rebounded measurably. To continue this expansion, credit growth needs to resume. In Latin America, investors are optimistic that a peaceful, open presidential election will occur in Mexico. We believe Latin American economies should grow by 4% next year.

Overall, for the first time in several years, most foreign stock markets look encouraging for investors, offering a healthy mix of solid growth, restructuring and low inflation.

International investments involve risks not present in U.S. securities, including currency fluctuation, less public information and political and economic uncertainty.
                                                      See Definition of Terms. 7

------------------------------------------------------------------------
                                % OF EQUITY     % OF        OVER/(UNDER)
COUNTRY WEIGHTINGS              INVESTMENTS   MSCI EAFE      WEIGHTING
------------------------------------------------------------------------
Japan                              20.6%        28.6%          (8.0)%
United Kingdom                     14.1%        20.4%          (6.3)%
France                             11.1%         9.6%           1.5%
Netherlands                         9.6%         5.4%           4.2%
Germany                             5.9%         9.6%          (3.7)%
Switzerland                         4.9%         6.4%          (1.5)%
Sweden                              4.3%         2.3%           2.0%
Denmark                             3.9%         0.8%           3.1%
Norway                              2.9%         0.4%           2.5%
Finland                             2.7%         2.1%           0.6%
Canada                              2.5%          --            2.5%
Other                              17.5%        14.4%           3.1%

--------------------------------------------------
                                          % OF NET
TOP TEN EQUITY HOLDINGS                    ASSETS
--------------------------------------------------
NTT Mobile Communications Network, Inc.     2.1%
Nippon Telegraph & Telephone                2.0%
British Telecom Plc                         1.9%
Mannesmann AG                               1.6%
BCE Inc.                                    1.5%
Telefonica SA                               1.5%
FamilyMart Co., Ltd.                        1.5%
Roche Holdings AG                           1.4%
Siemens AG                                  1.3%
Sony Corp.                                  1.3%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


8 See Definition of Terms.

                                                              AETNA MID CAP FUND
                                                               Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

                Aetna Mid Cap Fund (Class I)      S&P MidCap 400 Index

Feb-98                     10,000                        10,000
                           11,410                        11,229
                           10,530                        10,372
Oct-98                      9,290                        10,055
                           11,200                        11,371
                           11,719                        11,951
                           11,650                        12,376
Oct-99                     11,499                        12,173

                   -------------------------------------------
                         Average Annual Total Returns
                    for the period ended October 31, 1999*
                   -------------------------------------------
                                     1 Year       Inception
                   -------------------------------------------
                   Class I           23.79%         8.38%
                   -------------------------------------------
                   Class A:
                    POP (1)          16.29%         4.48%
                    NAV (2)          23.38%         8.11%
                   -------------------------------------------
                   Class B:
                    w/CDSC (3)       17.41%         5.03%
                    NAV              22.41%         7.24%
                   -------------------------------------------
                   Class C:
                    w/CDSC (4)       21.57%         7.32%
                    NAV              22.57%         7.32%
                   -------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/04/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                               AETNA MID CAP FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Mid Cap Fund Class I shares generated a 23.79% total return, net of fund expenses, for the year ended October 31, 1999. The benchmark, Standard & Poor's (S&P) MidCap 400 Index(c), returned 21.07% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The strong domestic economy, a continued restraint in government spending and improving global economies pushed equity markets to record highs this year. Technology stocks soared - beating every other sector by a phenomenally large margin - in a primarily momentum driven market (buying the stocks which have seen their prices appreciate most). Telecommunications stocks also outperformed by stepping into the momentum spotlight.

Worries of the Federal Reserve (the "Fed") increasing interest rates in response to inflationary fears battered down financial


                                                      See Definition of Terms. 9
stocks during the year. However, expectations of the passage of the long-awaited Gramm-Leach Financial Reform Bill helped buoy financial stocks back to their pre-tightening levels and beyond. Finally, oil stocks moved in step with rising oil prices.

Overall, mid cap stocks performed well, with the S&P MidCap 400 Index returning a stellar 21.07% for the fiscal year ending October 31, 1999. Due to narrow market leadership, this performance was divided between mid cap value stocks, which remained weak, and their growth counterparts, which outperformed.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

The Fund benefited this year from strong positions and good stock selection within the technology and consumer discretionary sectors. Although the market was fickle about its technology favorites, the Fund was able to segue nicely from internet to semiconductors to data and imaging stocks. The Fund's positions in eBay, Inc., QUALCOMM Inc. and VERITAS Software Corp. earned triple digit returns.

The consumer discretionary sector ended the year strong despite declines in consumer spending. As retailers fell from their earlier highs, consumer specialties and electronic media buoyed the sector as a whole. Our holdings in Electronic Arts, Inc. and Chris-Craft Industries, Inc. finished off the year up over 40%.

Holdings in the manufacturing sector harmed the Fund's performance during the last fiscal quarter. Cordant Technologies, Inc. fell over 22% due to slowdowns in two of its subsidiaries. Galileo International, Inc. which had climbed over 40%, lost all of its gains as the outlook on domestic air computerized reservation system bookings turned cloudy.

WHAT IS YOUR OUTLOOK GOING FORWARD?

We expect market leadership to remain concentrated in a few stocks over the short term as technology remains strong and continues its upward momentum. We do not foresee any major setbacks in the U.S. economy due to Year 2000 or inflation, and expect it to continue at its current pace.

The Fund strives to continue controlling risk relative to the S&P MidCap 400 Index, the Fund's benchmark. We expect to remain fully invested in the Fund, with no foreseeable changes to our core mid cap investment strategy for 2000.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

---------------------------------------------------------------------------
                                    % OF EQUITY    % OF S&P    OVER/(UNDER)
SECTOR                              INVESTMENTS   MIDCAP 400     WEIGHTING
---------------------------------------------------------------------------
Basic Materials                         7.7%         5.1%          2.6%
Commercial Services                     2.8%         5.5%         (2.7)%
Consumer Discretionary                 18.2%        13.8%          4.4%
Consumer Non-Discretionary              8.0%         3.4%          4.6%
Energy                                  8.6%         6.4%          2.2%
Finance                                 8.9%        14.5%         (5.6)%
Healthcare                              9.2%         9.8%         (0.6)%
Manufacturing                           5.5%         8.6%         (3.1)%
Technology                             23.3%        23.3%           --
Utilities                               7.8%         9.6%         (1.8)%


10 See Definition of Terms.

------------------------------------------
                                  % OF NET
TOP TEN EQUITY HOLDINGS            ASSETS
------------------------------------------
Florida Progress Corp.              2.7%
Church & Dwight Co., Inc.           2.6%
Edwards (A.G.), Inc.                2.4%
Datascope Corp.                     2.4%
IBP, Inc.                           2.3%
Central Newspapers, Inc.            2.2%
Transocean Offshore, Inc.           2.2%
U.S. Foodservice                    2.1%
UnionBanCal Corp.                   2.1%
Ultramar Diamond Shamrock Corp.     2.1%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


                                                     See Definition of Terms. 11

                                                        AETNA SMALL COMPANY FUND
                                                               Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

            Aetna Small Company Fund (Class I)      Russell 2000 Index

Jan-94                   10,000                           10,000
                         10,070                            9,735
                          9,650                            9,356
                         10,320                           10,006
Dec-94                   10,130                            9,819
                         11,162                           10,271
                         12,525                           11,234
                         14,138                           12,343
Dec-95                   15,010                           12,611
                         16,227                           13,254
                         16,459                           13,917
                         16,448                           13,965
Oct-96                   16,228                           13,749
                         17,415                           14,986
                         16,710                           13,971
                         20,924                           16,944
Oct-97                   22,362                           17,784
                         22,554                           17,694
                         25,924                           19,893
                         23,132                           17,333
Oct-98                   20,691                           15,674
                         23,141                           17,749
                         23,481                           18,051
                         24,882                           18,618
Oct-99                   24,941                           18,005

                  -------------------------------------------
                        Average Annual Total Returns
                   for the period ended October 31, 1999*
                  -------------------------------------------
                               1 Year   5 Year     Inception
                  -------------------------------------------
                  Class I      20.54%   19.14%      16.99%
                  -------------------------------------------
                  Class A:
                   POP (1)     13.25%   17.08%      15.12%
                   NAV (2)     20.16%   18.48%      16.30%
                  -------------------------------------------
                  Class B:
                   w/CDSC (3)  14.36%   17.74%      15.73%
                   NAV         19.36%   17.95%      15.82%
                  -------------------------------------------
                  Class C:
                   w/CDSC (4)  18.33%   17.94%      15.81%
                   NAV         19.33%   17.94%      15.81%
                  -------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                            AETNA SMALL COMPANY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Small Company Fund Class I shares generated a 20.54% total return, net of fund expenses, for the year ended October 31, 1999. The benchmark, Russell 2000 Index(d), returned 14.87% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

There were four major economic or financial market conditions which impacted the Fund over the last fiscal year:

      o The Asian currency crisis last fall caused many technology stocks to decline. This created an opportunity to purchase some higher growth companies at more reasonable prices. Our decision to move more money into technology stocks last


12 See Definition of Terms.

            October helped contribute to the Fund's outperformance.

      o Over the past twelve months we saw oil prices collapse to $12, then rebound to $23. Our decision to overweight the energy group last January enhanced performance, particularly in the first half of the year.

      o The strong stock market helped boost consumer confidence. Our overweight position in retail stocks benefited from this phenomenon.

      o Finally, the emergence of the internet over the past year affected many industries, as e-commerce became a household term. We benefited from this trend by buying those companies with "hidden" internet assets and by focusing on those companies which had the best tools to service the e-commerce players.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

The Fund benefited from a number of sectors such as technology, energy, consumer discretionary and utilities over the past fiscal year. Our decision to overweight energy, technology and consumer discretionary early in the fiscal year led to strong returns. Within the energy sector, our position in Union Pacific Resources Group Inc. advanced almost 13%. In technology, a number of holdings advanced over 100%, led by Emulex Corp., Proxim, Inc., Cree Research, Inc., Interleaf, Inc. and Mercury Computer Systems, Inc. In consumer discretionary, we received strong performance from Genesco Inc., Stride Rite Corp. and Dress Barn, Inc. The utility sector also contributed its share of strong performers. Calpine Corp., an independent power producer, rose 418% in the period. Powertel, Inc., an operator of wireless towers, rose threefold and Price Communications Corp., a rural wireless provider, advanced over 336%.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Looking forward, we remain cautiously optimistic. While valuation levels for the market are historically high, market movement over the past year has been narrow. We believe there are still pockets of opportunity, especially in the small cap stock arena for those with strong stock selecting skills.

On the cautious side, we are aware of the risks for small cap stocks and maintain a watchful eye on market liquidity. Therefore, we will probably keep slightly higher than normal cash levels going forward. We continue to believe that our strategy of focusing on those companies with the strongest business momentum and those selling at reasonable prices will continue to produce strong relative investment returns.

The risks of investing in small company stocks may include low trading volumes, a greater degree of change in earnings and greater short-term volatility.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

------------------------------------------------------------------------------
                                    % OF EQUITY   % OF RUSSELL    OVER/(UNDER)
SECTOR                              INVESTMENTS       2000          WEIGHTING
------------------------------------------------------------------------------
Basic Materials                         0.8%           5.0%          (4.2)%
Commercial Services                     8.5%           8.4%           0.1%
Consumer Discretionary                 19.2%          15.7%           3.5%
Consumer Non-Discretionary              1.9%           2.5%          (0.6)%
Energy                                  6.2%           4.9%           1.3%
Finance                                10.1%          15.8%          (5.7)%
Healthcare                              8.3%           8.7%          (0.4)%
Manufacturing                           9.8%          10.8%          (1.0)%
Technology                             30.9%          23.1%           7.8%
Utilities                               4.3%           5.1%          (0.8)%


                                                     See Definition of Terms. 13

-----------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
-----------------------------------------
Interleaf, Inc.                    2.8%
i-STAT Corp.                       2.2%
Cree Research, Inc.                2.1%
Human Genome Sciences, Inc.        1.9%
Banyan Systems Inc.                1.8%
Orbotech Ltd.                      1.6%
America West Holdings Corp.        1.6%
Unify Corp.                        1.6%
Optimal Robotics Corp.             1.5%
Harbinger Corp.                    1.5%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


14 See Definition of Terms.

                                                    AETNA VALUE OPPORTUNITY FUND
                                                               Growth of $10,000

[The following table was represented as a mountain chart in the printed material.]

              Aetna Value Opportunity Fund (Class I)     S&P 500 Index

Feb-98                        10,000                         10,000
                              11,330                         11,384
                              10,560                         11,518
Oct-98                         9,989                         11,339
                              12,110                         13,251
                              12,651                         13,870
                              12,462                         13,847
Oct-99                        13,274                         14,249

                   -------------------------------------------
                         Average Annual Total Returns
                    for the period ended October 31, 1999*
                   -------------------------------------------
                                     1 Year        Inception
                   -------------------------------------------
                   Class I           32.88%         17.65%
                   -------------------------------------------
                   Class A:
                    POP (1)          24.95%         13.44%
                    NAV (2)          32.57%         17.36%
                   -------------------------------------------
                   Class B:
                    w/CDSC (3)       26.59%         14.39%
                    NAV              31.59%         16.46%
                   -------------------------------------------
                   Class C:
                    w/CDSC (4)       30.56%         16.44%
                    NAV              31.56%         16.44%
                   -------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/02/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          AETNA VALUE OPPORTUNITY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Value Opportunity Fund Class I shares generated a 32.88% total return, net of fund expenses, for the year ended October 31, 1999. The benchmark, Standard & Poor's (S&P) 500 Index(a), returned 25.66% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The stock market turmoil in the fall of 1998 set the stage for a solid year of performance for the Fund. Prompted by last fall's Asian financial crisis, the Russian loan default and the near failure of the mega hedge fund, Long-Term Capital Partners, the Federal Reserve (the "Fed") eased interest rates three times leading to a substantial stock market recovery into 1999. Domestic economic growth in 1999 exceeded expectations, aided by strong consumer confidence emanating from substantial tax refunds and the benefit of considerable mortgage refinancing. This led to a short-lived, but sharp, improvement in the stock market performance of traditional value stocks (those considered undervalued, generally having lower price/book and price/

                                                     See Definition of Terms. 15
earnings ratios, higher dividend yields and lower forecasted growth rates than growth stocks) and cyclical issues (those most susceptible to changes in the economy; examples include housing, automobiles and paper) in the second quarter.

As long-term interest rates began to rise after last fall's flight to quality, concerns grew that inflation would wake up from its sleepwalking of the past few years. Higher oil prices greatly exceeded expectations which, coupled with a stabilization and rally in the Japanese and emerging stock markets, caused the Fed to reverse its course and raise interest rates on June 30 and again on August 24. By almost any measure, the stock market was richly valued in the spring of 1999. The burden of higher interest rates caused an increase in market volatility, a narrowing of market breadth and a rolling correction to take place from April to the fiscal year end in October.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

The chief reason that the Fund out distanced its benchmark was the opportunistic purchase of several technology issues during the stock market distress of last fall. Positions in America Online, Inc., Computer Associates International, Inc., Oracle Corp. and Sun Microsystems, Inc. greatly outperformed the average large cap, domestic stock during the year. We took considerable profits in this area near fiscal year end and sharply reduced our weighting of the technology sector as investor psychology markedly improved. Individual positions in Amgen, Inc., Kansas City Southern Industries, Inc., Intel Corp. and Costco Companies, Inc. also boosted performance during the year.

On the negative side, we were early in building up an overweight position in the healthcare sector, which underperformed the S&P 500 Index for most of the year. The impact of adverse litigation and poor earnings forced us to eliminate an underperforming position in American Home Products Corp. and to redeploy the funds into other issues in the healthcare sector. By fiscal year end, the performance of healthcare stocks started to improve. We feel an overweighted position in this sector is now justified and offers a value opportunity for the coming year. Finally, in a richly valued stock market, earnings disappointments can be quite stressful to the Fund's performance. We sold positions in Network Associates, Inc., Compaq Computer Corp., Albertson's, Inc. and McDermott International, Inc., ADR because earnings fundamentals were below our expectations.

WHAT IS YOUR OUTLOOK GOING FORWARD?

In general, the stock market has spent about six months in a valuation correction that was needed to address the sharp price advance earlier in the year. Strong corporate earnings need time to catch up with prices and the interest rate pressure on the stock market needs to abate. The Fed is acting like a wet blanket to suppress inflated stock market expectations. Considering the concentration of earnings in the stock market, the average stock is down considerably from its high price; even the long favored growth issues have recently corrected substantially. From our value opportunity perspective, there are a lot of reasonably priced stocks available. Market volatility and sector rotation should continue as investors favor companies and industries with the best profit performance. We will continue to maintain a core portfolio of reasonably priced stocks with good earnings prospects while we also opportunistically search for quality growth stocks at distressed prices. The market has rewarded this approach in the past and should continue to do so in the future.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

--------------------------------------------------------------------------
                                    % OF EQUITY   % OF S&P    OVER/(UNDER)
SECTOR                              INVESTMENTS      500        WEIGHTING
--------------------------------------------------------------------------
Basic Materials                         2.3%         3.0%        (0.7)%
Commercial Services                     2.3%         1.4%         0.9%
Consumer Discretionary                  5.9%        11.7%        (5.8)%
Consumer Non-Discretionary                --         7.2%        (7.2)%
Energy                                  3.3%         6.6%        (3.3)%
Finance                                24.3%        15.4%         8.9%
Healthcare                             17.5%        11.1%         6.4%
Manufacturing                          21.1%         9.9%        11.2%
Technology                             16.1%        23.2%        (7.1)%
Utilities                               7.2%        10.5%        (3.3)%


16 See Definition of Terms.

-------------------------------------------
                                   % OF NET
TOP TEN EQUITY HOLDINGS             ASSETS
-------------------------------------------
Citigroup Inc.                       5.7%
Warner Lambert Co.                   5.4%
General Motors Corp. - Class H       4.6%
America Online, Inc.                 4.6%
Merck & Co., Inc.                    4.5%
Federal Home Loan Mortgage Corp.     4.0%
General Electric Co.                 3.8%
J.P. Morgan & Co.                    3.7%
MCI Worldcom, Inc.                   3.6%
Goldman Sachs Group, Inc. (The)      3.5%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


                                                     See Definition of Terms. 17

--------------------------------------------------------------------------------
DEFINITION OF TERMS
--------------------------------------------------------------------------------

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

(c) The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Russell 2000 Index consists of the smallest 2,000 of the 3,000 largest companies, based on market capitalization.

The unmanaged indices described above are not available for individual investment.

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
GROWTH
--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------  ------------
COMMON STOCKS (89.5%)
BANKS AND THRIFTS (2.0%)
Firstar Corp. .....................................       177,629   $  5,217,852
                                                                    ------------
BIOTECH AND MEDICAL PRODUCTS (3.7%)
Amgen, Inc. + .....................................        73,500      5,861,625
Biogen, Inc. + ....................................        19,500      1,445,438
IDEC Pharmaceuticals Corp. + ......................        23,000      2,672,312
                                                                    ------------
                                                                       9,979,375
                                                                    ------------
COMMERCIAL SERVICES (3.7%)
Omnicom Group, Inc. ...............................        38,600      3,396,800
Young And Rubicam, Inc. + .........................       140,000      6,405,000
                                                                    ------------
                                                                       9,801,800
                                                                    ------------
COMPUTERS (1.7%)
Apple Computer, Inc. + ............................        30,500      2,443,812
Sun Microsystems, Inc. + ..........................        19,400      2,052,763
                                                                    ------------
                                                                       4,496,575
                                                                    ------------
CONGLOMERATE AND AEROSPACE (4.8%)
General Electric Co. ..............................        68,800      9,326,700
United Technologies Corp. .........................        59,200      3,581,600
                                                                    ------------
                                                                      12,908,300
                                                                    ------------
CONSUMER FINANCE (2.1%)
Capital One Financial Corp. .......................       105,000      5,565,000
                                                                    ------------
CONSUMER SERVICES (1.6%)
Carnival Corp. ....................................        96,800      4,307,600
                                                                    ------------
DATA AND IMAGING SERVICES (9.4%)
America Online, Inc. + ............................        39,200      5,083,750
Cisco Systems, Inc. + .............................        74,500      5,513,000
EMC Corp. + .......................................        61,000      4,453,000
Microsoft Corp. + .................................       108,000      9,996,750
                                                                    ------------
                                                                      25,046,500
                                                                    ------------
DISCRETIONARY RETAIL (6.4%)
Circuit City Stores, Inc. .........................       103,600      4,422,425
Dayton Hudson Co. .................................        22,000      1,421,750
Home Depot, Inc. ..................................        34,500      2,604,750
TJX Companies, Inc. ...............................        89,000      2,414,125
Wal-Mart Stores, Inc. .............................       109,600      6,212,950
                                                                    ------------
                                                                      17,076,000
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (3.2%)
Citigroup Inc. ....................................       156,300      8,459,738
                                                                    ------------
DRUGS (6.7%)
Allergan, Inc. ....................................        26,000      2,791,750
Bristol-Myers Squibb Co. ..........................        46,300      3,556,419
Johnson & Johnson .................................        60,500      6,337,375
Schering Plough ...................................       104,400      5,167,800
                                                                    ------------
                                                                      17,853,344
                                                                    ------------
ELECTRICAL MACHINERY AND INSTRUMENTS (1.1%)
Waters Corp. + ....................................        56,400      2,996,250
                                                                    ------------
ELECTRONIC MEDIA (3.3%)
CBS Corp. + .......................................       178,500      8,713,031
                                                                    ------------
FOOD AND BEVERAGE (1.0%)
Anheuser-Busch Co., Inc. ..........................        35,300      2,534,981
                                                                    ------------

FOREST PRODUCTS AND BUILDING MATERIALS (1.5%)
Georgia-Pacific Corp. .............................       101,600      4,032,250
                                                                    ------------
GAS UTILITIES (1.6%)
Enron Corp. .......................................       107,300      4,285,294
                                                                    ------------
INSURANCE (2.4%)
American International Group, Inc. ................        63,391      6,525,311
                                                                    ------------
INVESTMENT SERVICES (1.0%)
Morgan Stanley Dean Witter & Co. ..................        23,600      2,603,375
                                                                    ------------
MAJOR TELECOMMUNICATIONS (4.7%)
MCI Worldcom, Inc. + ..............................        48,600      4,170,487
SBC Communications, Inc. ..........................       114,385      5,826,476
Sprint PCS + ......................................        32,300      2,678,881
                                                                    ------------
                                                                      12,675,844
                                                                    ------------
OIL (2.4%)
Apache Corp. ......................................        56,400      2,199,600
EOG Resources, Inc. ...............................       108,900      2,266,481
Union Pacific Resources Group Inc. ................       133,700      1,938,650
                                                                    ------------
                                                                       6,404,731
                                                                    ------------
OIL SERVICES (3.7%)
Baker Hughes, Inc. ................................       181,200      5,062,275
Halliburton Co. ...................................       131,000      4,937,063
                                                                    ------------
                                                                       9,999,338
                                                                    ------------
PRODUCER GOODS (5.3%)
Allied Signal, Inc. ...............................        83,200      4,737,200
Danaher Corp. .....................................        68,500      3,309,406
Tyco International Ltd. ...........................       154,200      6,158,363
                                                                    ------------
                                                                      14,204,969
                                                                    ------------
SEMICONDUCTORS AND ELECTRONICS (16.2%)
ADC Telecommunications, Inc. + ....................        81,600      3,891,300
Applied Materials, Inc. + .........................        36,000      3,233,250
General Instrument Corp. + ........................        30,000      1,614,375
Intel Corp. .......................................        61,200      4,739,175
LSI Logic Corp. + .................................       121,000      6,435,687
Lucent Technologies, Inc. .........................        66,875      4,296,719
Motorola, Inc. ....................................        83,200      8,106,800
Nokia Corp., ADR ..................................        20,500      2,369,031
QUALCOMM Inc. + ...................................        13,500      3,007,125
Texas Instruments, Inc. ...........................        46,500      4,173,375
Vitesse Semiconductor Corp. + .....................        29,200      1,339,550
                                                                    ------------
                                                                      43,206,387
                                                                    ------------
TOTAL COMMON STOCKS (COST $194,121,310) ...........                  238,893,845
                                                                    ------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                 -----------

SHORT-TERM INVESTMENTS (9.9%)
Federal Home Loan Bank,5.16%,11/01/99 .........  $25,433,000          25,433,000
U.S. Treasury Bill,4.86%,02/17/00 @ ...........    1,000,000             985,420
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,418,420)                       26,418,420
                                                                    ------------
TOTAL INVESTMENTS (COST $220,539,730)(A)                             265,312,265

OTHER ASSETS LESS LIABILITIES                                          1,619,487
                                                                    ------------
TOTAL NET ASSETS                                                    $266,931,752
                                                                    ============


                                       See Notes to Portfolio of Investments. 19

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
GROWTH (CONTINUED)
--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $221,219,000. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains..............................................      $50,228,673

Unrealized losses.............................................       (6,135,408)
                                                                    -----------

 Net unrealized gain..........................................      $44,093,265
                                                                    ===========

Information concerning open futures contracts at October 31, 1999 is shown below:

                          NO. OF       NOTIONAL      EXPIRATION     UNREALIZED
                         CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        -----------  -------------  ------------  --------------
    LONG CONTRACTS
----------------------

S&P 500 Index Futures....   40        $13,762,000      Dec 99       $  363,247
                                      ===========                   ==========

+     Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Category percentages are based on net assets.


20 See Notes to Financial Statements.

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INTERNATIONAL
--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------   -----------
COMMON STOCKS (93.2%)
AUSTRALIA (1.2%)
Amcor Ltd.
 (Forest Products and Building
 Materials) ........................................        74,300   $   324,474
Foster's Brewing Group Ltd.
 (Food and Beverage) ...............................       247,200       656,577
                                                                     -----------
TOTAL AUSTRALIA                                                          981,051
                                                                     -----------
BRAZIL (0.8%)
Telecomunicaciones Brasileiras SA, ADR
 (Other Telecommunications) ........................         8,600       669,725
                                                                     -----------
CANADA (2.5%)
BCE Inc. (Other Telecommunications) ................        20,400     1,228,799
Canadian National Railway Co.
 (Surface Transport) ...............................        26,000       791,555
                                                                     -----------
TOTAL CANADA                                                           2,020,354
                                                                     -----------
DENMARK (4.0%)
Carli Gry International A/S
 (Textiles and Apparel) ............................        14,650       267,230
Novo-Nordisk A/S (Drugs) ...........................         8,100       971,267
Tele Danmark A/S
 (Other Telecommunications) ........................        17,400     1,055,515
Vestas Wind Systems A/S (Producer Goods)+ ..........         6,400       837,104
                                                                     -----------
TOTAL DENMARK                                                          3,131,116
                                                                     -----------
FINLAND (2.7%)
Nokia Corp., ADR
 (Semiconductors and Electronics) ..................         6,100       704,931
Pohjola Group Insurance Corp.
 (Insurance) .......................................        16,500       884,459
UPM-Kymmene Corp.
 (Forest Products and Building
 Materials) ........................................        17,000       536,035
                                                                     -----------
TOTAL FINLAND                                                          2,125,425
                                                                     -----------
FRANCE (11.1%)
Accor SA (Consumer Services) .......................         3,900       877,206
Alstom (Industrial Services) + .....................         5,050       152,865
Altran Technologies SA
 (Conglomerate and Aerospace) ......................         1,900       650,821
Axa (Insurance) ....................................         7,300     1,028,904
France Telecom SA
 (Other Telecommunications) ........................         4,400       424,771
Galeries Lafayette (Discretionary
 Retail) ...........................................         3,300       485,585
Gemini Sogeti SA (Data and Imaging
 Services) .........................................         3,250       491,891
Groupe Danone (Food and Beverage) ..................         3,330       848,749
PSA Peugeot Citroen (Automotive) ...................         4,120       790,285
Schneider Electric SA
 (Electrical Machinery and Instruments) ............        15,000     1,032,657
Societe Generale (Banks and Thrifts) ...............         3,130       680,986
Total Fina SA (Oil Services) .......................         4,522       610,741
Vivendi (Conglomerate and Aerospace) ...............        10,078       763,188
                                                                     -----------
TOTAL FRANCE                                                           8,838,649
                                                                     -----------
GERMANY (5.9%)
Buderus AG
 (Forest Products and Building
 Materials) ........................................        34,200       575,135
Deutsche Pfandbrief & Hypothekenbank AG
 (Banks and Thrifts) ...............................         8,800       762,600
Fresenius Medical Care AG
 (Biotech and Medical Products) ....................         8,050       558,423
Karstadt AG (Discretionary Retail) .................         9,600       433,873
Mannesmann AG (Data and Imaging
 Services) .........................................         7,950     1,249,199
Siemens AG
 (Electrical Machinery and Instruments) ............        11,900     1,067,515
                                                                     -----------
TOTAL GERMANY                                                          4,646,745
                                                                     -----------
HONG KONG (0.3%)
China Telecom Ltd., ADR
 (Other Telecommunications) ........................         3,400       229,500
                                                                     -----------
IRELAND (2.2%)
Allied Irish Banks (Banks and Thrifts) .............        37,377       467,493
CRH Plc
 (Forest Products and Building
 Materials) ........................................        41,641       785,614
Waterford Wedgewood
 (Housing and Furnishings) .........................       495,682       526,196
                                                                     -----------
TOTAL IRELAND                                                          1,779,303
                                                                     -----------
ITALY (0.7%)
Banca del Nazionale Lavoro
 (Banks and Thrifts) + .............................       169,600       573,991
                                                                     -----------
JAPAN (20.6%)
Canon, Inc. (Semiconductors and
 Electronics) ......................................        32,000       904,561
Citizen Watch Co. (Consumer Specialties) ...........        85,000       600,278
East Japan Railway Co. (Surface
 Transport) ........................................           145       887,840
FamilyMart Co., Ltd. (Discretionary
 Retail) ...........................................        16,700     1,160,167
Fuji Heavy Industries Ltd. (Automotive) ............        99,500       844,739
Marui Co., Ltd. (Discretionary Retail) .............        23,200       437,946
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery and Instruments) ............        16,000       336,528
Matsushita-Kotobuki Electronics
 Industries, Ltd. (Electrical Machinery
 and Instruments) ..................................        36,300       751,322
Minebea Co. Ltd.
 (Semiconductors and Electronics) ..................        19,000       255,797
Nippon Telegraph & Telephone
 (Major Telecommunications) ........................           103     1,579,149
NTT Mobile Communication Network, Inc.
 (Other Telecommunications) + ......................            62     1,645,650
Olympus Optical Co., Ltd.
 (Electrical Machinery and Instruments) ............        15,000       202,664
Promise Co., Ltd. (Consumer Finance) ...............        11,200       751,246
Seino Transportation Co. Ltd.
 (Surface Transport) ...............................       119,000       825,565
Sekisui Chemical Co., Ltd.
 (Specialty Chemicals) .............................       172,000       845,496
Shin-Etsu Chemical Co., Ltd.
 (Specialty Chemicals) .............................        19,000       782,867
SoftBank Corp.
 (Semiconductors and Electronics) ..................         2,200       912,802
Sony Corp. (Housing and Furnishings) ...............         6,800     1,059,486


                                       See Notes to Portfolio of Investments. 21

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
INTERNATIONAL (CONTINUED)
--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------   -----------
JAPAN (CONTINUED)
Terumo Corp. (Biotech and Medical
 Products) .........................................        23,000   $   698,639
The Tokio Marine & Fire Insurance Co.,
 Ltd. (Insurance) ..................................        62,000       810,943
                                                                     -----------
TOTAL JAPAN                                                           16,293,685
                                                                     -----------
MEXICO (2.4%)
Cemex SA de CV, ADR
 (Forest Products and Building
 Materials) + ......................................        19,695       443,138
Grupo Financiero Bancomer, SA de CV
 (Investment Services) .............................     2,254,800       596,910
Telefonos de Mexico SA, ADR
 (Other Telecommunications) + ......................         9,620       822,510
                                                                     -----------
TOTAL MEXICO                                                           1,862,558
                                                                     -----------
NETHERLANDS (9.6%)
ABN AMRO Holding NV
 (Investment Services) .............................        37,400       903,720
Akzo Nobel NV (Specialty Chemicals) ................        14,700       632,541
Getronics NV (Computers) ...........................        15,600       777,189
ING Groep NV
 (Diversified Financial Services) ..................        17,216     1,014,761
Koninklijke Ahold NV (Food and Drug
 Retail) ...........................................        26,717       819,962
Koninklijke KPN NV
 (Major Telecommunications) ........................        16,900       866,644
STMicroelectronics
 (Semiconductors and Electronics) ..................         8,000       702,101
United Pan-Europe Communications NV
 (Other Telecommunications) + ......................         6,600       507,090
Vendex KBB N.V. (Discretionary Retail) .............        21,328       622,066
VNU-Verenigde Nederlandes
 Uitgeversbedrijven Verenigd Bezit
 (Print Media) .....................................        22,900       773,820
                                                                     -----------
TOTAL NETHERLANDS                                                      7,619,894
                                                                     -----------
NORWAY (2.9%)
Christiania Bank Og Kredkasse
 (Banks and Thrifts) ...............................       121,500       591,655
Merkantildata ASA
 (Data and Imaging Services) .......................        19,300       163,609
Ocean Rig ASA (Oil Services) + .....................     2,342,600       262,791
Petroleum Geo-Services ASA (PGS)
 (Oil Services) + ..................................        57,400       856,105
Tomra Systems ASA (Producer Goods) .................        11,100       424,496
                                                                     -----------
TOTAL NORWAY                                                           2,298,656
                                                                     -----------
SINGAPORE (0.8%)
Singapore Airlines Ltd. (Air Transport) ............        60,200       636,807
                                                                     -----------
SPAIN (2.2%)
Telefonica Publicidad e Informacion,
 S.A. (Consumer Services) + ........................        24,400       532,147
Telefonica SA (Major Telecommunications) + .........        72,172     1,186,394
                                                                     -----------
TOTAL SPAIN                                                            1,718,541
                                                                     -----------

SWEDEN (4.3%)
Autoliv, Inc. (Automotive) .........................        16,100       512,029
Electrolux AB (Housing and Furnishings) ............        29,400       585,273
Ericsson, ADR
 (Semiconductors and Electronics) ..................        13,700       585,675
Industrial & Financial Systems
 (Data and Imaging Services) + .....................        13,600       159,307
NetCom AB (Major Telecommunications) + .............        19,100       791,757
Svenska Cellulosa AB (Consumer Products) ...........        28,583       770,244
                                                                     -----------
TOTAL SWEDEN                                                           3,404,285
                                                                     -----------
SWITZERLAND (4.9%)
Adecco SA (Surface Transport) ......................           990       600,354
Nestle SA Registered Shares
 (Food and Beverage) ...............................           400       771,806
Roche Holdings AG (Drugs) ..........................            95     1,140,973
Sulzer AG (Conglomerate and Aerospace) + ...........           930       653,081
The Swatch Group AG (Consumer
 Specialties) ......................................           880       701,135
                                                                     -----------
TOTAL SWITZERLAND                                                      3,867,349
                                                                     -----------
UNITED KINGDOM (14.1%)
AstraZeneca Group Plc (Drugs) ......................        17,100       772,194
Bank of Scotland (Banks and Thrifts) ...............        63,308       788,465
Barclays Plc (Investment Services) .................        19,400       593,057
Bass Plc (Food and Beverage) .......................        61,100       670,231
British Telecom Plc
 (Other Telecommunications) ........................        85,040     1,539,848
Dixons Group Plc (Discretionary Retail) ............        31,169       551,345
General Electric Co. Plc
 (Conglomerate and Aerospace) ......................        64,300       697,948
Granada Group Plc (Electronic Media) + .............       103,379       815,943
Kingfisher Plc (Discretionary Retail) ..............        59,630       650,193
Prudential Plc (Insurance) .........................        65,500     1,025,887
Shell Transport & Trading Co. (Oil) ................        86,300       660,609
SmithKline Beecham Plc (Drugs) .....................        69,407       892,897
Vodafone Group Plc
 (Other Telecommunications) ........................       152,500       708,171
WPP Group Plc (Commercial Services) ................        77,100       835,621
                                                                     -----------
TOTAL UNITED KINGDOM                                                  11,202,409
                                                                     -----------
TOTAL COMMON STOCKS (COST $65,537,775)                                73,900,043
                                                                     -----------

                                                  PRINCIPAL
                                                    AMOUNT
                                                 ------------
SHORT-TERM INVESTMENTS (4.8%)
Federal Home Loan Bank,
 Zero Coupon,11/01/99 ..................          $ 3,604,000          3,604,000
U.S. Treasury Bill,4.86%,02/17/00 @ ....              200,000            195,360
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,801,085)                         3,799,360
                                                                     -----------

TOTAL INVESTMENTS (COST $69,338,860)(A)                               77,699,403

OTHER ASSETS LESS LIABILITIES                                          1,587,721
                                                                     -----------
TOTAL NET ASSETS                                                     $79,287,124
                                                                     ===========


22 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $70,276,475. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains.............................................       $ 9,251,089

Unrealized losses............................................        (1,828,161)
                                                                    -----------

 Net unrealized gain.........................................       $ 7,422,928
                                                                    ===========

Information concerning open futures contracts at October 31, 1999 is shown below:

                          NO. OF       NOTIONAL     EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
TOPIX Index Futures ..       8        $1,200,460      Dec 99        $  41,251
                                      ==========                    =========

+     Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 23

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
MID CAP
--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------   -----------
COMMON STOCKS (96.4%)
AIR TRANSPORT (0.7%)
UAL Corp. + ........................................           600   $    40,838
                                                                     -----------
AUTO PARTS AND HARDWARE (0.2%)
Bandag, Inc. .......................................           500        12,500
                                                                     -----------
BANKS AND THRIFTS (4.1%)
Astoria Financial Corp. ............................         2,800       100,800
Dime Bancorp, Inc. .................................         1,100        19,663
UnionBanCal Corp. ..................................         3,000       130,312
                                                                     -----------
                                                                         250,775
                                                                     -----------
BIOTECH AND MEDICAL PRODUCTS (6.7%)
Biogen, Inc. + .....................................         1,200        88,950
Chiron Corp. + .....................................         1,200        34,275
Datascope Corp. + ..................................         4,001       144,005
MedImmune, Inc. + ..................................           700        78,400
VISX, Inc. + .......................................         1,000        62,563
                                                                     -----------
                                                                         408,193
                                                                     -----------
COMMERCIAL SERVICES (2.1%)
Galileo International, Inc. ........................         1,500        45,094
Modis Professional Services + ......................         7,200        80,550
                                                                     -----------
                                                                         125,644
                                                                     -----------
COMPUTERS (1.6%)
NCR Corp. + ........................................         3,000        99,375
                                                                     -----------
CONGLOMERATE AND AEROSPACE (1.4%)
Cordant Technologies, Inc. .........................         2,700        84,206
                                                                     -----------
CONSUMER PRODUCTS (2.6%)
Church & Dwight Co., Inc. ..........................         6,200       161,587
                                                                     -----------
CONSUMER SERVICES (6.3%)
Apollo Group, Inc. + ...............................         2,300        60,519
Brinker International, Inc. + ......................         2,900        67,606
Electronic Arts, Inc. + ............................         1,200        96,975
MGM Grand, Inc. + ..................................         2,300       117,300
Papa John's International, Inc. + ..................         1,200        44,850
                                                                     -----------
                                                                         387,250
                                                                     -----------
DATA AND IMAGING SERVICES (9.1%)
Citrix Systems, Inc. + .............................           700        44,887
DST Systems, Inc. + ................................           300        19,106
Electronics for Imaging, Inc. + ....................           800        32,250
Intuit Inc. + ......................................         1,500        43,687
Legato Systems, Inc. + .............................           200        10,750
QLogic Corp. + .....................................           300        31,238
Rational Software Corp. + ..........................           700        29,925
Razorfish Inc. + ...................................           400        29,500
RealNetworks, Inc. + ...............................           500        54,844
Siebel Systems, Inc. + .............................           700        76,869
Sterling Software, Inc. + ..........................         1,800        39,487
VERITAS Software Corp. + ...........................         1,000       107,875
Yahoo! Inc. + ......................................           200        35,813
                                                                     -----------
                                                                         556,231
                                                                     -----------
DISCRETIONARY RETAIL (2.1%)
CDW Computer Centers, Inc. + .......................         1,200        74,100
Micro Warehouse, Inc. + ............................         4,500        54,563
                                                                     -----------
                                                                         128,663
                                                                     -----------
DRUGS (0.3%)
Andrx Corp. ........................................           100         4,775
Dura Pharmaceuticals, Inc. + .......................           900        11,503
                                                                     -----------
                                                                          16,278
                                                                     -----------
ELECTRIC UTILITIES (5.5%)
Allegheny Energy, Inc. .............................           800        25,450
Energy East Corp. ..................................           700        17,587
Florida Progress Corp. .............................         3,600       164,925
OGE Energy Corp. ...................................         4,000        90,750
Potomac Electric Power Co. .........................           800        21,950
Puget Sound Energy, Inc. ...........................           800        17,700
                                                                     -----------
                                                                         338,362
                                                                     -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (1.2%)
Herman Miller, Inc. ................................         3,400        73,738
                                                                     -----------
ELECTRONIC MEDIA (3.3%)
Chris-Craft Industries, Inc. + .....................           206        14,369
Hispanic Broadcasting Corp. + ......................           300        24,300
Infinity Broadcasting Corp. + ......................         1,800        62,212
Pixar, Inc. + ......................................         1,600        60,900
Univision Communications, Inc. + ...................           500        42,531
                                                                     -----------
                                                                         204,312
                                                                     -----------
FOOD AND BEVERAGE (7.2%)
Aurora Foods, Inc. + ...............................         3,900        50,212
Dean Foods Co. .....................................         1,700        78,625
IBP, Inc. ..........................................         6,000       143,625
Nabisco Group Holdings Corp. .......................           100         3,738
Pepsi Bottling Group, Inc. .........................         1,700        30,919
U.S. Foodservice + .................................         6,800       130,475
                                                                     -----------
                                                                         437,594
                                                                     -----------
FOOD AND DRUG RETAIL (0.2%)
Safeway, Inc. + ....................................           400        14,125
                                                                     -----------
FOREST PRODUCTS AND BUILDING MATERIALS (4.9%)
Georgia-Pacific Corp. ..............................         3,500        83,562
Lafarge Corp. ......................................         3,700       109,844
USG Corp. ..........................................         2,100       104,081
                                                                     -----------
                                                                         297,487
                                                                     -----------
GAS UTILITIES (2.3%)
Kinder Morgan Inc. .................................           900        18,112
Questar Corp. ......................................         6,700       120,600
                                                                     -----------
                                                                         138,712
                                                                     -----------
HEALTH SERVICES (1.9%)
Lincare Holdings Inc. + ............................         3,600       101,250
Trigon Healthcare, Inc. + ..........................           600        17,025
                                                                     -----------
                                                                         118,275
                                                                     -----------
INSURANCE (1.2%)
Mony Group Inc. + ..................................         1,500        47,250
PMI Group, Inc. (The) ..............................           450        23,344
                                                                     -----------
                                                                          70,594
                                                                     -----------


24 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------   -----------
INVESTMENT SERVICES (3.3%)
Edwards (A.G.), Inc. ...............................         4,900   $   147,306
T. Rowe Price & Associates .........................         1,500        53,250
                                                                     -----------
                                                                         200,556
                                                                     -----------
OIL (2.2%)
Pennzoil-Quaker State Co. + ........................           200         2,363
Ultramar Diamond Shamrock Corp. ....................         5,300       129,850
                                                                     -----------
                                                                         132,213
                                                                     -----------
OIL SERVICES (3.8%)
Tidewater, Inc. ....................................         3,400       102,000
Transocean Offshore, Inc. ..........................         4,900       133,219
                                                                     -----------
                                                                         235,219
                                                                     -----------
OTHER TELECOMMUNICATIONS (2.0%)
Cincinnati Bell Inc. ...............................         3,300        68,681
Telephone & Data Systems, Inc. .....................           400        46,100
United States Cellular Corp. + .....................           100         8,850
                                                                     -----------
                                                                         123,631
                                                                     -----------
PRINT MEDIA (2.3%)
Central Newspapers, Inc. ...........................         3,200       137,400
                                                                     -----------
PRODUCER GOODS (2.7%)
American Power Conversion Corp. + ..................         3,200        71,800
Tecumseh Products Co. ..............................         2,000        95,875
                                                                     -----------
                                                                         167,675
                                                                     -----------
SEMICONDUCTORS AND ELECTRONICS (11.8%)
ADC Telecommunications, Inc. + .....................           400        19,075
Altera Corp. + .....................................         2,200       106,975
AVX Corp. ..........................................           400        16,000
BroadCom Corp. + ...................................           500        63,906
Comverse Technology, Inc. + ........................         1,000       113,500
Jabil Circuit, Inc. + ..............................           500        26,125
Microchip Technology, Inc. + .......................           600        39,975
PMC Sierra Inc. + ..................................           100         9,425
RF Micro Devices, Inc. + ...........................           600        30,975
Sanmina Corp. + ....................................           800        72,050
Synopsys, Inc. + ...................................           500        31,156
Vitesse Semiconductor Corp. + ......................         1,600        73,400
Xilinx, Inc. + .....................................         1,500       117,938
                                                                     -----------
                                                                         720,500
                                                                     -----------
SPECIALTY CHEMICALS (0.6%)
Albemarle Corp. ....................................         1,000        17,750
Lubrizol Corp. (The) ...............................           800        20,500
                                                                     -----------
                                                                          38,250
                                                                     -----------
STEEL (1.9%)
Carpenter Technology Corp. .........................           900        21,938
Cleveland-Cliffs, Inc. .............................         3,200        95,600
                                                                     -----------
                                                                         117,538
                                                                     -----------
TEXTILES AND APPAREL (0.9%)
Tommy Hilfiger Corp. + .............................         2,000        56,500
                                                                     -----------
TOTAL COMMON STOCKS (COST $5,498,961) ..............                   5,894,221
                                                                     -----------

                                                    PRINCIPAL          MARKET
                                                      AMOUNT            VALUE
                                                   ------------      -----------
SHORT-TERM INVESTMENTS (3.4%)
Federal Home Loan Bank,5.16%,11/01/99 .............. $209,000            209,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $209,000)                             209,000
                                                                     -----------
TOTAL INVESTMENTS (COST $5,707,961)(A)                                 6,103,221

OTHER ASSETS LESS LIABILITIES                                             13,460
                                                                     -----------
TOTAL NET ASSETS                                                     $ 6,116,681
                                                                     ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $5,714,650. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains...........................................           $ 789,174

Unrealized losses..........................................            (400,603)
                                                                      ---------

 Net unrealized gain.......................................           $ 388,571
                                                                      =========

+     Non-income producing security.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 25

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
SMALL COMPANY
--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------   -----------
COMMON STOCKS (79.5%)
AIR TRANSPORT (1.6%)
America West Holdings Corp. + ......................        54,000   $ 1,117,125
                                                                     -----------
BANKS AND THRIFTS (3.9%)
Astoria Financial Corp. ............................        20,000       720,000
Capital Crossing Bank + ............................        30,100       445,856
Citizens Banking Corp. .............................        23,000       638,250
Harbor Florida Bancshares, Inc. ....................        70,000       879,375
                                                                     -----------
                                                                       2,683,481
                                                                     -----------
BIOTECH AND MEDICAL PRODUCTS (4.8%)
Human Genome Sciences, Inc. + ......................        15,200     1,328,100
i-STAT Corp. + .....................................       109,000     1,539,625
Titan Pharmaceuticals, Inc. + ......................        59,600       502,875
                                                                     -----------
                                                                       3,370,600
                                                                     -----------
COMMERCIAL SERVICES (0.7%)
Labor Ready, Inc. + ................................        46,200       470,663
                                                                     -----------
COMPUTERS (3.1%)
Corsair Communications, Inc. + .....................       123,800     1,021,350
Orbotech Ltd. + ....................................        14,700     1,148,437
                                                                     -----------
                                                                       2,169,787
                                                                     -----------
CONGLOMERATE AND AEROSPACE (1.5%)
SBS Technologies Corp. + ...........................        37,200     1,041,600
                                                                     -----------
CONSUMER FINANCE (2.9%)
American Capital Strategies, Ltd. ..................        40,000       837,500
First Sierra Financial, Inc. + .....................        48,200       710,950
Medallion Financial Corp. ..........................        23,100       472,106
                                                                     -----------
                                                                       2,020,556
                                                                     -----------
CONSUMER SERVICES (2.2%)
IHOP Corp. + .......................................        32,000       578,000
Rainforest Cafe, Inc. + ............................       130,400       586,800
Veterinary Centers of America, Inc. + ..............        28,700       337,225
                                                                     -----------
                                                                       1,502,025
                                                                     -----------
CONSUMER SPECIALTIES (3.3%)
Coachmen Industries, Inc. ..........................        33,800       496,438
Grand Toys International, Inc. + ...................        36,500       506,437
Premier Parks Inc. + ...............................        16,900       489,044
Toymax International, Inc. + .......................       103,800       843,375
                                                                     -----------
                                                                       2,335,294
                                                                     -----------
DATA AND IMAGING SERVICES (13.0%)
Ancor Communications, Inc. + .......................         1,600        50,700
Avant! Corp. + .....................................        23,400       301,275
Banyan Systems Inc. + ..............................       119,400     1,238,775
Brooktrout Technology, Inc. + ......................        34,600       447,638
Computer Horizons Corp. + ..........................        70,100       779,863
Harbinger Corp. + ..................................        67,100     1,069,406
Interleaf, Inc. + ..................................        80,600     1,979,737
Mercury Computer Systems, Inc. + ...................        23,100     1,036,612
Optimal Robotics Corp. + ...........................        45,000     1,074,375
Unify Corp. + ......................................        37,800     1,096,200
                                                                     -----------
                                                                       9,074,581
                                                                     -----------
DISCRETIONARY RETAIL (3.1%)
Books-A-Million, Inc. + ............................        71,400       642,600
Dress Barn, Inc. + .................................        46,200       821,494
Spiegel, Inc. + ....................................        46,200       669,900
                                                                     -----------
                                                                       2,133,994
                                                                     -----------
ELECTRIC UTILITIES (1.2%)
UniSource Energy Corp. + ...........................        71,700       824,550
                                                                     -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (1.4%)
Coherent, Inc. + ...................................        15,500       318,719
Nam Tai Electronics, Inc., ADR .....................        35,800       662,300
                                                                     -----------
                                                                         981,019
                                                                     -----------
ELECTRONIC MEDIA (2.6%)
Granite Broadcasting Corp. + .......................        73,600       947,600
Paxson Communications Corp. + ......................        74,700       877,725
                                                                     -----------
                                                                       1,825,325
                                                                     -----------
FOOD AND BEVERAGE (1.5%)
Suprema Specialties, Inc. + ........................        28,900       227,587
Zapata Corp. + .....................................       159,200       815,900
                                                                     -----------
                                                                       1,043,487
                                                                     -----------
FOOD AND DRUG RETAIL (1.8%)
Casey's General Stores, Inc. .......................        35,000       450,625
Whole Foods Market, Inc. + .........................        24,200       822,800
                                                                     -----------
                                                                       1,273,425
                                                                     -----------
HEALTH SERVICES (1.7%)
Apria Healthcare Group Inc. + ......................        29,700       469,631
PAREXEL International Corp. + ......................        74,200       709,538
VisionAmerica Inc. + ...............................         7,300        24,181
                                                                     -----------
                                                                       1,203,350
                                                                     -----------
HOUSING AND FURNISHINGS (1.6%)
Lennar Corp. .......................................        27,700       455,319
Webb (Del E) Corp. + ...............................        29,100       642,018
                                                                     -----------
                                                                       1,097,337
                                                                     -----------
INDUSTRIAL SERVICES (3.2%)
Catalytica, Inc. + .................................        15,000       188,438
Insituform Technologies, Inc. + ....................        15,400       368,638
Newpark Resources, Inc. + ..........................        57,900       372,731
Spectrasite Holdings, Inc. + .......................        55,200       552,000
York Research Corp. + ..............................       192,200       756,787
                                                                     -----------
                                                                       2,238,594
                                                                     -----------
INSURANCE (1.2%)
Horace Mann Educators Corp. ........................        30,500       859,719
                                                                     -----------
OIL (1.6%)
Devon Energy Corp. .................................        13,800       536,475
Union Pacific Resources Group Inc. .................        39,500       572,750
                                                                     -----------
                                                                       1,109,225
                                                                     -----------
OIL SERVICES (3.2%)
Friede Goldman International, Inc. + ...............        91,800       849,150
Marine Drilling Companies, Inc. + ..................        51,500       833,656
Superior Energy Services, Inc. + ...................        93,100       581,875
                                                                     -----------
                                                                       2,264,681
                                                                     -----------
OTHER TELECOMMUNICATIONS (2.2%)
Arch Communications Group, Inc. ....................       145,500       727,500


26 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------   -----------
OTHER TELECOMMUNICATIONS (CONTINUED)
Powertel, Inc. + ...................................         5,800   $   341,475
Price Communications Corp. + .......................        20,347       442,547
                                                                     -----------
                                                                       1,511,522
                                                                     -----------
PRINT MEDIA (0.6%)
Ziff-Davis Inc. + ..................................        26,100       389,869
                                                                     -----------
PRODUCER GOODS (4.8%)
Actrade International, Ltd. ........................        42,900       774,881
Alpine Group, Inc. (The) + .........................        27,300       360,019
AVTEAM, Inc. .......................................        78,300       367,031
Kafus Environmental Industries Ltd. + ..............       130,900     1,055,381
Shaw Group, Inc. + .................................        35,400       805,350
                                                                     -----------
                                                                       3,362,662
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (0.8%)
Impac Mortgage Holdings, Inc. ......................       131,200       533,000
                                                                     -----------
SEMICONDUCTORS AND ELECTRONICS (8.2%)
Andrea Electronics Corp. + .........................        50,600       382,663
Burr-Brown Corp. + .................................         4,300       169,044
CIDCO Inc. + .......................................        60,500       771,375
Cree Research, Inc. + ..............................        34,100     1,455,644
Cybex Computer Products Corp. + ....................        15,000       585,937
Dallas Semiconductor Corp. .........................        16,300       959,662
ESS Technology, Inc. + .............................        60,800       801,800
SpectraLink Corp. + ................................       110,400       579,600
                                                                     -----------
                                                                       5,705,725
                                                                     -----------
SPECIALTY CHEMICALS (0.6%)
Alcide Corp. + .....................................        36,900       428,963
                                                                     -----------
SURFACE TRANSPORT (1.2%)
Roadway Express, Inc. ..............................        39,300       820,388
                                                                     -----------
TOTAL COMMON STOCKS (COST $50,801,907)                                55,392,547
                                                                     -----------

                                                   PRINCIPAL
                                                     AMOUNT
                                                 -------------
SHORT-TERM INVESTMENTS (19.5%)
Federal Home Loan Bank,5.16%,11/01/99 .........   $13,140,000         13,140,000
U.S. Treasury Bill,4.86%,02/17/00 @ ...........       500,000            492,710
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $13,632,710)                       13,632,710
                                                                     -----------
TOTAL INVESTMENTS (COST $64,434,617)(A)                               69,025,257

OTHER ASSETS LESS LIABILITIES                                            688,110
                                                                     -----------
TOTAL NET ASSETS                                                     $69,713,367
                                                                     ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $64,662,755. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains.........................................           $ 8,927,601

Unrealized losses........................................            (4,565,099)
                                                                    -----------

 Net unrealized gain.....................................           $ 4,362,502
                                                                    ===========

Information concerning open futures contracts at October 31, 1999 is shown below:

                         NO. OF       NOTIONAL     EXPIRATION      UNREALIZED
                        CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                       -----------  ------------  ------------  ----------------
   LONG CONTRACTS
---------------------
Russell 2000 Index
Futures..............      37        $7,988,300      Dec 99       $  (211,041)
                                     ==========                   ============

+     Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 27

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
VALUE OPPORTUNITY
--------------------------------------------------------------------------------

                                                         NUMBER OF     MARKET
                                                          SHARES        VALUE
                                                         ---------   -----------
COMMON STOCKS (94.1%)
AIR TRANSPORT (2.1%)
FDX Corp. + ........................................         3,500   $   150,719
                                                                     -----------
AUTOMOTIVE (4.2%)
Dana Corp. .........................................         3,600       106,425
Ford Motor Co. .....................................         3,500       192,062
                                                                     -----------
                                                                         298,487
                                                                     -----------
BANKS AND THRIFTS (3.7%)
J.P. Morgan & Co. ..................................         2,000       261,750
                                                                     -----------
CHEMICALS (2.2%)
Monsanto Co. .......................................         4,000       154,000
                                                                     -----------
COMPUTERS (5.8%)
International Business Machines Corp. ..............         2,000       196,750
Sun Microsystems, Inc. + ...........................         2,000       211,625
                                                                     -----------
                                                                         408,375
                                                                     -----------
CONGLOMERATE AND AEROSPACE (12.5%)
General Dynamics Corp. .............................         2,500       138,594
General Electric Co. ...............................         2,000       271,125
General Motors Corp. - Class H + ...................         4,500       327,656
United Technologies Corp. ..........................         2,500       151,250
                                                                     -----------
                                                                         888,625
                                                                     -----------
CONSUMER FINANCE (4.0%)
Federal Home Loan Mortgage Corp. ...................         5,200       281,125
                                                                     -----------
DATA AND IMAGING SERVICES (7.4%)
America Online, Inc. + .............................         2,500       324,219
Oracle Corp. + .....................................         4,200       199,762
                                                                     -----------
                                                                         523,981
                                                                     -----------
DISCRETIONARY RETAIL (2.5%)
Costco Wholesale Corp. + ...........................         2,200       176,688
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES (5.7%)
Citigroup Inc. .....................................         7,500       405,937
                                                                     -----------
DRUGS (16.4%)
Abbott Laboratories ................................         5,500       222,062
Merck & Co., Inc. ..................................         4,000       318,250
Pharmacia & Upjohn, Inc. ...........................         4,500       242,719
Warner Lambert Co. .................................         4,800       383,100
                                                                     -----------
                                                                       1,166,131
                                                                     -----------
ELECTRONIC MEDIA (2.2%)
Walt Disney Co. (The) + ............................         6,000       158,250
                                                                     -----------
HOUSING AND FURNISHINGS (0.9%)
Centex Corp. .......................................         2,500        67,031
                                                                     -----------
INSURANCE (3.2%)
AFLAC, Inc. ........................................         4,500       230,063
                                                                     -----------
INVESTMENT SERVICES (6.3%)
Goldman Sachs Group, Inc. (The) ....................         3,500       248,500
T. Rowe Price & Associates .........................         5,500       195,250
                                                                     -----------
                                                                         443,750
                                                                     -----------
MAJOR TELECOMMUNICATIONS (6.7%)
CenturyTel, Inc. ...................................         5,450       220,384
MCI Worldcom, Inc. + ...............................         3,000       257,438
                                                                     -----------
                                                                         477,822
                                                                     -----------
OIL (3.1%)
Chevron Corp. ......................................         2,400       219,150
                                                                     -----------
PRODUCER GOODS (3.2%)
Ingersoll-Rand Co. .................................         4,300       224,675
                                                                     -----------
SEMICONDUCTORS AND ELECTRONICS (2.0%)
Intel Corp. ........................................         1,800       139,388
                                                                     -----------
TOTAL COMMON STOCKS (COST $5,467,308)                                  6,675,947
                                                                     -----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                  ------------
SHORT-TERM INVESTMENTS (5.4%)
Federal Home Loan Bank,5.16%,11/01/99 ............   $386,000            386,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $386,000)                             386,000
                                                                     -----------
TOTAL INVESTMENTS (COST $5,853,308)(A)                                 7,061,947

OTHER ASSETS LESS LIABILITIES                                             34,873
                                                                     -----------
TOTAL NET ASSETS                                                     $ 7,096,820
                                                                     ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses at October 31, 1999, are as follows:

Unrealized gains.........................................            $1,359,617

Unrealized losses........................................              (150,978)
                                                                     ----------

 Net unrealized gain.....................................            $1,208,639
                                                                     ==========

+     Non-income producing security.

Category percentages are based on net assets.


28 See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

CAPITAL APPRECIATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------



ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Foreign currency ......................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Fund shares sold .....................................................
 Recoverable foreign taxes ............................................
 Variation margin .....................................................
 Reimbursement from Investment Adviser ................................
Other assets ..........................................................
Gross unrealized gain on forward foreign currency exchange contracts ..

     Total assets .....................................................

LIABILITIES:
Payable for:
 Investments purchased ................................................
 Fund shares redeemed .................................................
Other liabilities .....................................................
Gross unrealized loss on forward foreign currency exchange contracts ..

     Total liabilities ................................................

  NET ASSETS ..........................................................

NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized gain on investments, open futures contracts and foreign currency related transactions ........................................
Undistributed net investment income ...................................
Accumulated net realized gain on investments ..........................

  NET ASSETS ..........................................................


Cost of investments ...................................................
Cost of foreign currency ..............................................
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ..................................................
 Offering price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class C:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................


30 See Notes to Financial Statements.

--------------------------------------------------------------------------------

   GROWTH       INTERNATIONAL    MID CAP     SMALL COMPANY   VALUE OPPORTUNITY
   ------       -------------    -------     -------------   -----------------

$265,312,265     $77,699,403    $6,103,221    $69,025,257        $7,061,947
       3,843             364           436            572               539
          --       1,942,795            --             --                --

      73,165          50,455           125         14,851             6,619
   3,233,618       4,617,817       197,462      1,963,840            79,009
     213,734         705,250            --        114,507             9,088
          --          56,544            --             --                --
     260,000          30,325            --         92,500                --
          --           7,027        10,040             --             9,292
          --           9,088            --             --                --
          --          32,618            --             --                --
------------     -----------    ----------    -----------        ----------
 269,096,625      85,151,686     6,311,284     71,211,527         7,166,494
------------     -----------    ----------    -----------        ----------


   1,640,397       5,180,751       156,566      1,000,471            31,931
     265,343         416,843            --        388,075                --
     259,133         158,064        38,037        109,614            37,743
          --         108,904            --             --                --
------------     -----------    ----------    -----------        ----------
   2,164,873       5,864,562       194,603      1,498,160            69,674
------------     -----------    ----------    -----------        ----------
$266,931,752     $79,287,124    $6,116,681    $69,713,367        $7,096,820
============     ===========    ==========    ===========        ==========

$186,022,003     $62,792,394    $5,343,047    $59,560,965        $5,431,226

  45,135,782       8,331,984       395,260      4,379,599         1,208,639
          --          75,325            --        149,374             9,403
  35,773,967       8,087,421       378,374      5,623,429           447,552
------------     -----------    ----------    -----------        ----------
$266,931,752     $79,287,124    $6,116,681    $69,713,367        $7,096,820
============     ===========    ==========    ===========        ==========

$220,539,730     $69,338,860    $5,707,961    $64,434,617        $5,853,308
$         --     $ 1,957,823    $       --    $        --        $       --


   9,148,310       3,091,681       450,715      4,128,595           412,146
$206,237,694     $42,605,047    $5,183,612    $51,422,705        $5,454,938

$      22.54     $     13.78    $    11.50    $     12.46        $    13.24

   2,588,642       2,554,233        60,111      1,343,023            86,319
$ 57,328,714     $35,098,428    $  688,343    $16,268,886        $1,139,099

$      22.15     $     13.74    $    11.45    $     12.11        $    13.20
$      23.50     $     14.58    $    12.15    $     12.85        $    14.01

      85,701          16,424         9,773         10,408            14,311
$  1,919,673     $   224,833    $  111,629    $   128,720        $  188,078

$      22.40     $     13.69    $    11.42    $     12.37        $    13.14

      64,967          99,353        11,729        153,705            24,036
$  1,445,671     $ 1,358,816    $  133,097    $ 1,893,056        $  314,705

$      22.25     $     13.68    $    11.35    $     12.32        $    13.09


                                           See Notes to Financial Statements. 31

CAPITAL APPRECIATION FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:
Dividends .............................................................
Interest ..............................................................


Foreign taxes withheld on dividends ...................................

     Total investment income ..........................................

INVESTMENT EXPENSES:
Investment advisory fees ..............................................
Administrative services fees ..........................................
Distribution plan fees - Class A ......................................
Distribution plan fees - Class B ......................................
Distribution plan fees - Class C ......................................
Shareholder services fees - Class B ...................................
Shareholder services fees - Class C ...................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Directors' fees .......................................................
Registration fees .....................................................
Miscellaneous expenses ................................................

Expenses before reimbursement and waiver from Investment Adviser ......
Expense reimbursement and waiver from Investment Adviser ..............

     Net expenses .....................................................

Net investment income (loss) ..........................................

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................
 Futures and forward foreign currency exchange contracts ..............
 Foreign currency related transactions ................................

     Net realized gain on investments .................................

Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures and forward foreign currency exchange contracts ..............
 Foreign currency related transactions ................................

     Net change in unrealized gain or loss on investments .............

 Net realized and change in unrealized gain or loss on investments ....

 Net increase in net assets resulting from operations .................


32 See Notes to Financial Statements.

--------------------------------------------------------------------------------

  GROWTH       INTERNATIONAL     MID CAP       SMALL COMPANY   VALUE OPPORTUNITY
  ------       -------------     -------       -------------   -----------------

$   973,116     $   802,277     $   59,617      $  343,849        $   68,638
    945,232         125,381          7,869         610,307            15,477
-----------     -----------     ----------      ----------        ----------
  1,918,348         927,658         67,486         954,156            84,115
     (1,877)        (67,791)            --              --              (654)
-----------     -----------     ----------      ----------        ----------
  1,916,471         859,867         67,486         954,156            83,461
-----------     -----------     ----------      ----------        ----------

  1,484,231         507,245         43,756         488,647            43,946
    212,043          59,676          5,834          57,488             6,278
     77,938          45,038            938          31,742             1,925
      5,522           1,088            552             799               667
      5,973           5,235            869          10,773             1,445
      1,841             363            184             266               222
      1,991           1,747            290           3,591               482
     25,229           5,229          2,676           7,966             2,988
     22,407         186,129          6,192          19,141             5,554
    139,601          69,706         22,388          56,806            22,588
     24,410          22,971         19,860          22,155            19,301
      4,971           1,286            138           1,353               156
     77,014          59,874         57,445          64,303            57,415
      6,740           1,743            251           1,867               309
-----------     -----------     ----------      ----------        ----------
  2,089,911         967,330        161,373         766,897           163,276
         --        (107,259)       (91,525)        (12,768)          (89,376)
-----------     -----------     ----------      ----------        ----------
  2,089,911         860,071         69,848         754,129            73,900
-----------     -----------     ----------      ----------        ----------
   (173,440)           (204)        (2,362)        200,027             9,561
-----------     -----------     ----------      ----------        ----------


 35,080,504      11,242,078        724,153       5,014,379           699,792
  1,280,908        (493,061)            --       1,002,168                --
         --        (132,312)            --              --                --
-----------     -----------     ----------      ----------        ----------
 36,361,412      10,616,705        724,153       6,016,547           699,792
-----------     -----------     ----------      ----------        ----------

 22,478,424       3,143,074        406,952       4,238,483         1,017,418
    197,516         599,263             --        (517,196)               --
         --          86,226             --              --                --
-----------     -----------     ----------      ----------        ----------
 22,675,940       3,828,563        406,952       3,721,287         1,017,418
-----------     -----------     ----------      ----------        ----------
 59,037,352      14,445,268      1,131,105       9,737,834         1,717,210
-----------     -----------     ----------      ----------        ----------
$58,863,912     $14,445,064     $1,128,743      $9,937,861        $1,726,771
===========     ===========     ==========      ==========        ==========


                                           See Notes to Financial Statements. 33

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         GROWTH
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income (loss) ............   $    (173,440)     $     46,944
Net realized gain on investments.........      36,361,412         1,439,792
Net change in unrealized gain or loss on
 investments.............................      22,675,940        11,302,825
                                            -------------      ------------
 Net increase in net assets resulting
 from operations.........................      58,863,912        12,789,561
                                            -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............         (27,477)               --
 From net realized gains on investments..      (1,603,819)      (12,310,889)
Class A:
 From net realized gains on investments..        (220,501)       (1,306,575)
Class C:
 From net realized gains on investments..          (5,280)               --
                                            -------------      ------------
 Decrease in net assets from
 distributions to shareholders...........      (1,857,077)      (13,617,464)
                                            -------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............      61,068,750        56,817,825
 Net asset value of shares issued upon
  reinvestment of distributions..........       1,629,572        12,292,734
 Payments for shares redeemed............     (34,390,349)      (21,664,296)
Class A:
 Proceeds from shares sold...............     178,296,560        11,982,901
 Net asset value of shares issued upon
  reinvestment of distributions..........         212,136         1,299,155
 Payments for shares redeemed............    (141,521,466)       (9,193,125)
Class B:
 Proceeds from shares sold...............       1,956,053                --
 Payments for shares redeemed............        (125,180)               --
Class C:
 Proceeds from shares sold...............       1,167,486           358,367
 Net asset value of shares issued upon
  reinvestment of distributions..........           4,074                --
 Payments for shares redeemed............        (271,809)             (157)
                                            -------------      ------------
 Net increase in net assets from fund
 share transactions......................      68,025,827        51,893,404
                                            -------------      ------------
Net change in net assets.................     125,032,662        51,065,501

NET ASSETS:
Beginning of period......................     141,899,090        90,833,589
                                            -------------      ------------
End of period............................   $ 266,931,752      $141,899,090
                                            =============      ============
End of period net assets includes
 undistributed net investment income.....   $          --      $     46,944
                                            =============      ============


34 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         GROWTH
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................       2,995,411         3,385,454
 Number of shares issued upon
  reinvestment of distributions..........          85,273           863,254
 Number of shares redeemed...............      (1,675,907)       (1,332,867)
                                            -------------      ------------
 Net increase............................       1,404,777         2,915,841
                                            =============      ============
Class A:
 Number of shares sold...................       8,758,283           772,646
 Number of shares issued upon
  reinvestment of distributions..........          11,278            92,401
 Number of shares redeemed...............      (6,967,724)         (594,336)
                                            -------------      ------------
 Net increase............................       1,801,837           270,711
                                            =============      ============
Class B:
 Number of shares sold...................          91,615                --
 Number of shares redeemed...............          (5,914)               --
                                            -------------      ------------
 Net increase............................          85,701                --
                                            =============      ============
Class C:
 Number of shares sold...................          56,561            21,497
 Number of shares issued upon
  reinvestment of distributions..........             214                --
 Number of shares redeemed...............         (13,295)              (10)
                                            -------------      ------------
 Net increase............................          43,480            21,487
                                            =============      ============


                                           See Notes to Financial Statements. 35

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                     INTERNATIONAL
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income (loss) ............   $       (204)      $     28,873
Net realized gain on investments.........     10,616,705          4,612,117
Net change in unrealized gain or loss on
 investments.............................      3,828,563            739,680
                                            ------------       ------------
 Net increase in net assets resulting
 from operations.........................     14,445,064          5,380,670
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............     (1,770,158)        (1,662,611)
 From net realized gains on investments..     (1,806,974)       (10,149,981)
Class A:
 From net investment income..............       (561,757)          (440,511)
 From net realized gains on investments..       (615,742)        (3,463,760)
Class C:
 From net investment income..............         (8,737)                --
 From net realized gains on investments..         (9,514)                --
                                            ------------       ------------
 Decrease in net assets from
 distributions to shareholders...........     (4,772,882)       (15,716,863)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............     23,296,782          7,518,675
 Net asset value of shares issued upon
  reinvestment of distributions..........      3,234,912          6,766,090
 Payments for shares redeemed............    (25,043,459)       (27,933,953)
Class A:
 Proceeds from shares sold...............     33,971,389          2,206,713
 Net asset value of shares issued upon
  reinvestment of distributions..........        662,806            918,001
 Payments for shares redeemed............    (17,565,072)        (4,946,707)
Class B:
 Proceeds from shares sold...............        312,927                 --
 Payments for shares redeemed............       (115,688)                --
Class C:
 Proceeds from shares sold...............      1,201,662            166,506
 Net asset value of shares issued upon
  reinvestment of distributions..........          8,770                 --
 Payments for shares redeemed............       (140,159)              (114)
                                            ------------       ------------
 Net increase (decrease) in net assets
 from fund share transactions............     19,824,870        (15,304,789)
                                            ------------       ------------
Net change in net assets.................     29,497,052        (25,640,982)

NET ASSETS:
Beginning of period......................     49,790,072         75,431,054
                                            ------------       ------------
End of period............................   $ 79,287,124       $ 49,790,072
                                            ============       ============
End of period net assets includes
 undistributed net investment income.....   $     75,325       $    452,764
                                            ============       ============


36 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                     INTERNATIONAL
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................      1,822,893            656,589
 Number of shares issued upon
  reinvestment of distributions..........        309,191            578,793
 Number of shares redeemed...............     (1,951,528)        (2,454,649)
                                            ------------       ------------
 Net increase (decrease).................        180,556         (1,219,267)
                                            ============       ============
Class A:
 Number of shares sold...................      2,624,169            186,374
 Number of shares issued upon
  reinvestment of distributions..........         63,439             78,529
 Number of shares redeemed...............     (1,407,471)          (395,669)
                                            ------------       ------------
 Net increase (decrease).................      1,280,137           (130,766)
                                            ============       ============
Class B:
 Number of shares sold...................         25,013                 --
 Number of shares redeemed...............         (8,589)                --
                                            ------------       ------------
 Net increase............................         16,424                 --
                                            ============       ============
Class C:
 Number of shares sold...................         96,880             13,173
 Number of shares issued upon
  reinvestment of distributions..........            837                 --
 Number of shares redeemed...............        (11,527)               (10)
                                            ------------       ------------
 Net increase............................         86,190             13,163
                                            ============       ============


                                           See Notes to Financial Statements. 37

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       MID CAP
                                        -------------------------------------
                                                               PERIOD FROM
                                                            FEBRUARY 4, 1998
                                                            (COMMENCEMENT OF
                                           YEAR ENDED          OPERATIONS)
                                        OCTOBER 31, 1999   TO OCTOBER 31, 1998
                                        ----------------   -------------------
FROM OPERATIONS:
Net investment loss ..................    $   (2,362)          $   (8,761)
Net realized gain (loss) on
 investments..........................       724,153             (343,417)
Net change in unrealized gain or loss
 on investments.......................       406,952              (11,692)
                                          ----------           ----------
 Net increase (decrease) in net assets
 resulting from operations............     1,128,743             (363,870)
                                          ----------           ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold............        66,452            4,950,432
 Payments for shares redeemed.........      (460,627)            (111,022)
Class A:
 Proceeds from shares sold............       609,480              125,364
 Payments for shares redeemed.........       (62,951)                 (81)
Class B:
 Proceeds from shares sold............       104,910                   --
Class C:
 Proceeds from shares sold............        53,374              100,000
 Payments for shares redeemed.........       (23,523)                  --
                                          ----------           ----------
 Net increase in net assets from fund
 share transactions...................       287,115            5,064,693
                                          ----------           ----------
Net change in net assets..............     1,415,858            4,700,823

NET ASSETS:
Beginning of period...................     4,700,823                   --
                                          ----------           ----------
End of period.........................    $6,116,681           $4,700,823
                                          ==========           ==========
End of period net assets includes
 undistributed net investment income..    $       --           $       --
                                          ==========           ==========
SHARE TRANSACTIONS:
Class I:
 Number of shares sold................         6,256              494,694
 Number of shares redeemed............       (40,089)             (10,146)
                                          ----------           ----------
 Net increase (decrease)..............       (33,833)             484,548
                                          ==========           ==========
Class A:
 Number of shares sold................        53,355               12,395
 Number of shares redeemed............        (5,630)                  (9)
                                          ----------           ----------
 Net increase.........................        47,725               12,386
                                          ==========           ==========
Class B:
 Number of shares sold................         9,773                   --
                                          ----------           ----------
 Net increase.........................         9,773                   --
                                          ==========           ==========
Class C:
 Number of shares sold................         4,799                8,993
 Number of shares redeemed............        (2,063)                  --
                                          ----------           ----------
 Net increase.........................         2,736                8,993
                                          ==========           ==========


38 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                     SMALL COMPANY
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................   $    200,027       $    133,733
Net realized gain (loss) on investments..      6,016,547           (132,827)
Net change in unrealized gain or loss on
 investments.............................      3,721,287         (3,889,710)
                                            ------------       ------------
 Net increase (decrease) in net assets
 resulting from operations...............      9,937,861         (3,888,804)
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............       (133,799)                --
 From net realized gains on investments..       (180,598)        (5,713,656)
Class A:
 From net investment income..............        (19,020)                --
 From net realized gains on investments..        (56,084)        (2,110,367)
Class C:
 From net investment income..............         (1,567)                --
 From net realized gains on investments..         (7,096)                --
                                            ------------       ------------
 Decrease in net assets from
 distributions to shareholders...........       (398,164)        (7,824,023)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............     30,751,398         21,312,922
 Net asset value of shares issued upon
  reinvestment of distributions..........        311,160          5,093,695
 Payments for shares redeemed............    (16,329,891)       (10,817,779)
Class A:
 Proceeds from shares sold...............     11,485,209          4,873,997
 Net asset value of shares issued upon
  reinvestment of distributions..........         72,343          2,020,035
 Payments for shares redeemed............     (6,543,180)        (1,879,360)
Class B:
 Proceeds from shares sold...............        225,992                 --
 Payments for shares redeemed............       (114,711)                --
Class C:
 Proceeds from shares sold...............      1,273,751          1,196,494
 Net asset value of shares issued upon
  reinvestment of distributions..........          7,074                 --
 Payments for shares redeemed............       (715,141)           (75,405)
                                            ------------       ------------
 Net increase in net assets from fund
 share transactions......................     20,424,004         21,724,599
                                            ------------       ------------
Net change in net assets.................     29,963,701         10,011,772

NET ASSETS:
Beginning of period......................     39,749,666         29,737,894
                                            ------------       ------------
End of period............................   $ 69,713,367       $ 39,749,666
                                            ============       ============
End of period net assets includes
 undistributed net investment income.....   $    149,374       $    133,733
                                            ============       ============


                                           See Notes to Financial Statements. 39

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                     SMALL COMPANY
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                           ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................      2,648,135          1,756,205
 Number of shares issued upon
  reinvestment of distributions..........         28,083            447,994
 Number of shares redeemed...............     (1,381,513)          (827,622)
                                            ------------       ------------
 Net increase............................      1,294,705          1,376,577
                                            ============       ============
Class A:
 Number of shares sold...................      1,010,099            410,840
 Number of shares issued upon
  reinvestment of distributions..........          6,698            182,314
 Number of shares redeemed...............       (569,552)          (162,947)
                                            ------------       ------------
 Net increase............................        447,245            430,207
                                            ============       ============
Class B:
 Number of shares sold...................         19,803                 --
 Number of shares redeemed...............         (9,395)                --
                                            ------------       ------------
 Net increase............................         10,408                 --
                                            ============       ============
Class C:
 Number of shares sold...................        109,756            115,726
 Number of shares issued upon
  reinvestment of distributions..........            640                 --
 Number of shares redeemed...............        (64,303)            (8,114)
                                            ------------       ------------
 Net increase............................         46,093            107,612
                                            ============       ============


40 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  VALUE OPPORTUNITY
                                        -------------------------------------
                                                               PERIOD FROM
                                                            FEBRUARY 2, 1998
                                                            (COMMENCEMENT OF
                                           YEAR ENDED          OPERATIONS)
                                        OCTOBER 31, 1999   TO OCTOBER 31, 1998
                                        ----------------   -------------------
FROM OPERATIONS:
Net investment income ................    $    9,561           $   14,246
Net realized gain (loss) on
 investments..........................       699,792             (252,240)
Net change in unrealized gain or loss
 on investments.......................     1,017,418              191,221
                                          ----------           ----------
 Net increase (decrease) in net assets
 resulting from operations............     1,726,771              (46,773)
                                          ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income...........       (13,615)                  --
Class A:
 From net investment income...........          (789)                  --
                                          ----------           ----------
 Decrease in net assets from
 distributions to shareholders........       (14,404)                  --
                                          ----------           ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold............       102,460            5,002,155
 Net asset value of shares issued upon
  reinvestment of distributions.......           377                   --
 Payments for shares redeemed.........      (716,028)            (369,095)
Class A:
 Proceeds from shares sold............       560,283              528,702
 Net asset value of shares issued upon
  reinvestment of distributions.......           535                   --
 Payments for shares redeemed.........       (87,454)             (35,490)
Class B:
 Proceeds from shares sold............       168,677                   --
Class C:
 Proceeds from shares sold............       173,189              104,915
 Payments for shares redeemed.........        (2,000)                  --
                                          ----------           ----------
 Net increase in net assets from fund
 share transactions...................       200,039            5,231,187
                                          ----------           ----------
Net change in net assets..............     1,912,406            5,184,414

NET ASSETS:
Beginning of period...................     5,184,414                   --
                                          ----------           ----------
End of period.........................    $7,096,820           $5,184,414
                                          ==========           ==========
End of period net assets includes
 undistributed net investment income..    $    9,403           $   14,246
                                          ==========           ==========


                                           See Notes to Financial Statements. 41

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                  VALUE OPPORTUNITY
                                        -------------------------------------
                                                               PERIOD FROM
                                                            FEBRUARY 2, 1998
                                                            (COMMENCEMENT OF
                                           YEAR ENDED          OPERATIONS)
                                        OCTOBER 31, 1999   TO OCTOBER 31, 1998
                                        ----------------   -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold................         8,895              499,755
 Number of shares issued upon
  reinvestment of distributions.......            33                   --
 Number of shares redeemed............       (59,812)             (36,725)
                                          ----------           ----------
 Net increase (decrease)..............       (50,884)             463,030
                                          ==========           ==========
Class A:
 Number of shares sold................        46,889               50,077
 Number of shares issued upon
  reinvestment of distributions.......            47                   --
 Number of shares redeemed............        (7,148)              (3,546)
                                          ----------           ----------
 Net increase.........................        39,788               46,531
                                          ==========           ==========
Class B:
 Number of shares sold................        14,311                   --
                                          ----------           ----------
 Net increase.........................        14,311                   --
                                          ==========           ==========
Class C:
 Number of shares sold................        14,648                9,556
 Number of shares redeemed............          (168)                  --
                                          ----------           ----------
 Net increase.........................        14,480                9,556
                                          ==========           ==========


42 See Notes to Financial Statements.

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers five funds, (each a Fund; collectively, the Funds), Aetna Growth Fund (Growth), Aetna International Fund (International), Aetna Mid Cap Fund (Mid Cap), Aetna Small Company Fund (Small Company) and Aetna Value Opportunity Fund (Value Opportunity).

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Shareholders not eligible to purchase Class I shares can purchase shares in any other Class of the Funds. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

      CLASS I: No sales charges or distribution fees.

      CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

      CLASS B: No front-end sales charge; contingent deferred sales charge
               (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

      CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                         CLASS I           CLASS A          CLASS B        CLASS C
                         -------           -------          -------        -------
GROWTH               January 4, 1994    April 15, 1994   March 1, 1999  June 30, 1998
INTERNATIONAL       December 27, 1991   April 15, 1994   March 1, 1999  June 30, 1998
MID CAP             February 4, 1998   February 4, 1998  March 1, 1999  June 30, 1998
SMALL COMPANY        January 4, 1994    April 15, 1994   March 1, 1999  June 30, 1998
VALUE OPPORTUNITY   February 2, 1998   February 2, 1998  March 1, 1999  June 30, 1998

The following is each Fund's investment objective:

      GROWTH seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

      INTERNATIONAL seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. International will not target any given level of current income.

      MID CAP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies having medium market capitalizations.

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

      SMALL COMPANY seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

      VALUE OPPORTUNITY seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment adviser to each Fund. Bradley, Foster & Sargent, Inc. (Bradley) will serve as the sub-adviser to Value Opportunity only through December 31, 1999 at which point the subadvisory agreement will be terminated. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts

--------------------------------------------------------------------------------

held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal income taxes.

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

G. LINE OF CREDIT

Certain series of Aetna Series Fund Inc. (including Growth, International, Mid Cap, Small Company and Value Opportunity), certain Portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain Series of GET Funds, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. For its services as Agent, Citibank, N.A. received an agent fee of $200,000. In addition, the revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the participating series will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The revolving credit facility became effective on November 30, 1999. As such, none of the Funds have incurred agent fees, commitment fees or interest expense as of October 31, 1999.

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' annual investment advisory fee ranges and the effective annual rates before waivers as of October 31, 1999:

                                          FEE        EFFECTIVE
                                         RANGE          RATE
                                         -----       ---------
                  Growth              0.70%-0.550%     0.70%
                  International       0.85%-0.700%     0.85%
                  Mid Cap             0.75%-0.600%     0.75%
                  Small Company       0.85%-0.725%     0.85%
                  Value Opportunity   0.70%-0.550%     0.70%

Aeltus has entered into a subadvisory agreement with Bradley for Value Opportunity. As sub-adviser, Bradley supervises the investment and reinvestment of cash and equity securities. The subadvisory agreement provides that Aeltus will pay Bradley a subadvisory fee at an annual rate of 0.15% of Value Opportunity's average daily net assets on the first $250 million and 0.10% of Value Opportunity's average daily net assets above $250 million. For the period November 1, 1998 through October 31, 1999, Aeltus paid Bradley $9,190. This agreement will terminate on December 31, 1999.

--------------------------------------------------------------------------------

Aeltus has entered into a consulting agreement with Bradley for Value Opportunity and Aetna Value Opportunity VP, a portfolio of Aetna Variable Portfolios, Inc. under which Bradley will provide assistance with shareholder communications, contribute to marketing efforts and other non-investment advisory services in exchange for payment from the investment adviser. For the period November 1, 1998 through October 31, 1999, Aeltus paid Bradley $156,000. This agreement will terminate on December 31, 1999.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.425% of the average daily net assets associated with those shares. For the period November 1, 1998 through October 31, 1999, Aeltus paid ALIAC $1,030,197.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to the principal underwriter at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by the principal underwriter in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by Class A, Class B and Class C shares and service fees incurred by Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse each Fund (except Growth) for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended October 31, 1999 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 1999 were:

                                     COST OF PURCHASES       PROCEEDS FROM SALES
                                     -----------------       -------------------
Growth                                 $338,161,209             $282,095,969
International                           116,111,478              104,260,410
Mid Cap                                  10,264,284               10,168,009
Small Company                           122,272,355              106,440,201
Value Opportunity                         7,589,889                7,547,304

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of October 31, 1999, International had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The net unrealized loss of $76,286 on these contracts, is included in the accompanying financial statements. The terms of the open contracts are as follows:

INTERNATIONAL
  EXCHANGE      CURRENCY TO       U.S. $ VALUE    CURRENCY TO    U.S. $ VALUE    UNREALIZED
    DATE        BE DELIVERED    OCTOBER 31, 1999  BE RECEIVED  OCTOBER 31, 1999  GAIN (LOSS)
    ----        ------------    ----------------  -----------  ----------------  -----------

CONTRACTS TO SELL
-----------------
5/18/00          1,305,000          $167,335        166,356        $166,356        ($979)
              Hong Kong Dollar                    U.S. Dollar
----------------------------------------------------------------------------------------------
5/18/00          1,055,000          134,357         134,487        134,487           130
              Hong Kong Dollar                    U.S. Dollar
----------------------------------------------------------------------------------------------
5/18/00          1,440,000          183,678         183,566        183,566          (112)
              Hong Kong Dollar                    U.S. Dollar
----------------------------------------------------------------------------------------------
11/24/99        137,140,000        1,318,893       1,245,595      1,245,595       (73,298)
                Japanese Yen                      U.S. Dollar
----------------------------------------------------------------------------------------------
12/17/99         98,501,200         951,312         947,127        947,127         (4,185)
                Japanese Yen                      U.S. Dollar
----------------------------------------------------------------------------------------------
12/17/99        142,820,000        1,340,781       1,373,269      1,373,269        32,488
                Japanese Yen                      U.S. Dollar
----------------------------------------------------------------------------------------------
1/27/00         284,240,000        2,764,196       2,733,866      2,733,866       (30,330)
                Japanese Yen                      U.S. Dollar
----------------------------------------------------------------------------------------------
                                                                                 ($76,286)
                                                                               ============

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14 billion shares. Of those 14 billion shares, the following have been designated to the Funds described in this report as follows: all of the Funds, except International, have been allocated 100 million shares each of Class I, Class A, Class B and Class C shares; International has been allocated 200 million shares each of Class I, Class A, Class B and Class C shares. As of October 31, 1999, the following shares of the Funds were owned by ALIAC and its affiliates:

                                           CLASS I   CLASS A   CLASS B   CLASS C
                                           -------   -------   -------   -------
Growth                                    1,394,853     --        --       --
International                               752,751     --      8,547      --
Mid Cap                                     441,174   10,000    9,346     8,279
Small Company                             2,153,905     --      9,355      --
Value Opportunity                           396,823   10,000    8,865     8,891

CAPITAL APPRECIATION FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 1999
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

                      Growth                        94.11%
                      Small Company                 67.81%
                      Value Opportunity             99.50%

In accordance with federal tax authorities, the Funds paid the following amounts of dividends which qualify to be taxed at long-term capital gain rates:

                                       AGGREGATE          PER SHARE
                                       ---------          ---------
            Growth                    $1,829,600           $0.2043
            International              2,432,230            0.5988
            Small Company                243,778            0.0575

The International Fund intends to elect to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 1999. In accordance with current tax laws, the foreign income and foreign tax per share (for a share outstanding on October 31, 1999) are as follows:

                                         DIVIDEND    FOREIGN
                 COUNTRY                 PER SHARE  PER SHARE
                 -------                 ---------  ---------
                 Australia                0.0097     0.0004
                 Canada                   0.0031     0.0005
                 Denmark                  0.0051     0.0008
                 Germany                  0.0011     0.0001
                 Euro                     0.0490     0.0023
                 Hong Kong                0.0006       --
                 Japan                    0.0101     0.0015
                 Mexico                   0.0058     0.0003
                 New Zealand              0.0011     0.0002
                 Norway                   0.0018     0.0003
                 Singapore                0.0004     0.0001
                 Sweden                   0.0055     0.0007
                 Switzerland              0.0061     0.0009
                 United Kingdom           0.0374     0.0037

The pass through of the foreign tax credit will affect only those shareholders of the Fund who are holders on the dividend record date in December 1999. Accordingly, shareholders will receive more detailed information along with their Form 1099-DIV in January 2000.

YEAR 2000 (UNAUDITED)

The Funds' critical business systems were Year 2000 ready as of June 30, 1999: reviewed, fixed, tested and put into production. Like all firms, Aeltus relies on its business partners for some functions. Management will continue to monitor its Year 2000 progress to minimize potential risks. Aeltus has developed contingency plans based on a variety of internal and external factors, including areas of greatest potential impact to its customers, and created teams to handle unanticipated situations.

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS
GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                            YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                            OCTOBER 31,  OCTOBER 31, OCTOBER 31, OCTOBER 31, OCTOBER 31,
                      CLASS I                                  1999         1998         1997        1996        1995
----------------------------------------------------------   --------     --------     -------     -------     -------
Net asset value, beginning of period .....................   $  16.62     $  17.02     $ 14.36     $ 13.75     $ 10.78
                                                             --------     --------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................      (0.01)        0.01        0.01        0.03        0.04
 Net realized and change in unrealized gain or loss on
  investments ............................................       6.13         2.09        3.88        2.39        3.02
                                                             --------     --------     -------     -------     -------
   Total from investment operations ......................       6.12         2.10        3.89        2.42        3.06
                                                             --------     --------     -------     -------     -------
LESS DISTRIBUTIONS:
 From net investment income ..............................         --           --       (0.03)      (0.05)      (0.08)
 From net realized gains on investments ..................      (0.20)       (2.50)      (1.20)      (1.76)      (0.01)
                                                             --------     --------     -------     -------     -------
   Total distributions ...................................      (0.20)       (2.50)      (1.23)      (1.81)      (0.09)
                                                             --------     --------     -------     -------     -------
Net asset value, end of period ...........................   $  22.54     $  16.62     $ 17.02     $ 14.36     $ 13.75
                                                             ========     ========     =======     =======     =======

Total return .............................................      37.09%       14.78%      28.95%      19.82%      28.79%
Net assets, end of period (000's) ........................   $206,238     $128,667     $82,186     $45,473     $36,936
Ratio of net expenses to average net assets ..............       0.94%        1.00%       1.17%       1.28%       1.20%
Ratio of net
 investment income to average net assets .................      (0.04)%       0.07%       0.08%       0.20%       0.36%
Ratio of expenses before reimbursement and waiver
 to average net assets ...................................         --           --          --          --        1.30%
Portfolio turnover rate ..................................     142.28%      170.46%     141.07%     144.19%     171.75%

Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                         CLASS A                               1999         1998         1997         1996         1995
----------------------------------------------------------   --------     --------     --------     --------     --------
Net asset value, beginning of period .....................   $  16.37     $  16.76     $  14.17     $  13.63     $  10.74
                                                             --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................      (0.06)       (0.04)       (0.11)       (0.08)       (0.06)
 Net realized and change in unrealized gain or loss on
 investments .............................................       6.04         2.05         3.84         2.38         3.00
                                                             --------     --------     --------     --------     --------
   Total from investment operations ......................       5.98         2.01         3.73         2.30         2.94
                                                             --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ..............................         --           --           --           --        (0.05)
 From net realized gains on investments ..................      (0.20)       (2.40)       (1.14)       (1.76)          --
                                                             --------     --------     --------     --------     --------
   Total distributions ...................................      (0.20)       (2.40)       (1.14)       (1.76)       (0.05)
                                                             --------     --------     --------     --------     --------
Net asset value, end of period ...........................   $  22.15     $  16.37     $  16.76     $  14.17     $  13.63
                                                             ========     ========     ========     ========     ========

Total return .............................................      36.78%       14.34%       28.05%       18.97%       27.92%
Net assets, end of period (000's) ........................   $ 57,329     $ 12,877     $  8,647     $  4,615     $  1,727
Ratio of net expenses to average net assets ..............       1.19%        1.32%        1.92%        2.03%        2.03%
Ratio of net investment income to
 average net assets ......................................      (0.29)%      (0.25)%      (0.67)%      (0.59)%      (0.47)%
Ratio of expenses before reimbursement and waiver
 to average net assets ...................................         --           --           --           --         2.14%
Portfolio turnover rate ..................................     142.28%      170.46%      141.07%      144.19%      171.75%

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 51

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................          $ 19.84
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................            (0.15)
 Net realized and change in unrealized gain or loss on
 investments............................................             2.71
                                                                  -------
   Total from investment operations ....................             2.56
                                                                  -------
Net asset value, end of period .........................          $ 22.40
                                                                  =======

Total return ...........................................            12.90%
Net assets, end of period (000's) ......................          $ 1,920
Ratio of net expenses to average net assets ............             1.94%(1)
Ratio of net investment income to average net assets ...            (1.04)%(1)
Portfolio turnover rate ................................           142.28%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


52 See Notes to Financial Statements.

GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                            PERIOD FROM
                                                                                           JUNE 30, 1998
                                                                           YEAR ENDED     (DATE OF INITIAL
                                                                           OCTOBER 31,    PUBLIC OFFERING)
                                 CLASS C                                      1999      TO OCTOBER 31, 1998
----------------------------------------------------------------------     -----------  -------------------
Net asset value, beginning of period .................................      $ 16.56           $ 17.86
                                                                            -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...............................................        (0.22)            (0.05)
 Net realized and change in unrealized gain or loss on investments ...         6.11             (1.25)
                                                                            -------           -------
   Total from investment operations ..................................         5.89             (1.30)
                                                                            -------           -------
LESS DISTRIBUTIONS:
 From net realized gains on investments ..............................        (0.20)               --
                                                                            -------           -------
   Total distributions ...............................................        (0.20)               --
                                                                            -------           -------
Net asset value, end of period .......................................      $ 22.25           $ 16.56
                                                                            =======           =======

Total return .........................................................        35.80%            (7.28)%
Net assets, end of period (000's) ....................................      $ 1,446           $   356
Ratio of net expenses to average net assets ..........................         1.94%             1.99%(1)
Ratio of net investment income to average net assets .................        (1.04)%           (0.92)%(1)
Portfolio turnover rate ..............................................       142.28%           170.46%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 53

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                         CLASS I                               1999         1998         1997         1996         1995
----------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period .....................   $  11.87     $  13.65     $  11.79     $  10.62     $  11.56
                                                             --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       0.01         0.02         0.02         0.03         0.11
 Net realized and change in unrealized gain or loss on
 investments .............................................       3.09         1.06         2.89         1.59        (0.09)
                                                             --------     --------     --------     --------     --------
   Total from investment operations ......................       3.10         1.08         2.91         1.62         0.02
                                                             --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ..............................      (0.59)       (0.40)       (0.16)       (0.19)       (0.40)
 From net realized gains on investments ..................      (0.60)       (2.46)       (0.89)       (0.26)       (0.56)
                                                             --------     --------     --------     --------     --------
   Total distributions ...................................      (1.19)       (2.86)       (1.05)       (0.45)       (0.96)
                                                             --------     --------     --------     --------     --------
Net asset value, end of period ...........................   $  13.78     $  11.87     $  13.65     $  11.79     $  10.62
                                                             ========     ========     ========     ========     ========

Total return .............................................      28.10%       10.22%       26.02%       15.61%       (0.04)%
Net assets, end of period (000's) ........................   $ 42,605     $ 34,556     $ 56,369     $ 45,786     $ 25,102
Ratio of net expenses to average net assets ..............       1.35%        1.48%        1.72%        2.17%        1.37%
Ratio of net investment income to
 average net assets ......................................       0.09%        0.15%        0.18%        0.40%        1.02%
Ratio of expenses before reimbursement and waiver
 to average net assets ...................................       1.53%        1.67%          --           --         1.50%
Portfolio turnover rate ..................................     175.71%      152.73%      194.41%      135.92%       32.91%

Per share data calculated using weighted average number of shares outstanding throughout the period.


54 See Notes to Financial Statements.

INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                         CLASS A                               1999         1998         1997         1996         1995
----------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period .....................   $  11.83     $  13.57     $  11.77     $  10.59     $  11.51
                                                             --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................      (0.02)       (0.02)       (0.07)       (0.05)        0.03
 Net realized and change in unrealized gain or loss on
 investments .............................................       3.08         1.05         2.88         1.57        (0.20)
                                                             --------     --------     --------     --------     --------
   Total from investment operations ......................       3.06         1.03         2.81         1.52        (0.17)
                                                             --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ..............................      (0.55)       (0.31)       (0.12)       (0.08)       (0.27)
 From net realized gains on investments ..................      (0.60)       (2.46)       (0.89)       (0.26)       (0.48)
                                                             --------     --------     --------     --------     --------
   Total distributions ...................................      (1.15)       (2.77)       (1.01)       (0.34)       (0.75)
                                                             --------     --------     --------     --------     --------
Net asset value, end of period ...........................   $  13.74     $  11.83     $  13.57     $  11.77     $  10.59
                                                             ========     ========     ========     ========     ========

Total return .............................................      27.76%        9.76%       25.07%       14.67%       (0.81)%
Net assets, end of period (000's) ........................   $ 35,098     $ 15,078     $ 19,063     $ 22,893     $ 26,464
Ratio of net expenses to average net assets ..............       1.60%        1.82%        2.47%        2.94%        2.12%
Ratio of net investment income to
 average net assets ......................................      (0.16)%      (0.19)%      (0.57)%      (0.42)%       0.27%
Ratio of expenses before reimbursement and waiver
 to average net assets ...................................       1.78%        2.01%          --           --         2.25%
Portfolio turnover rate ..................................     175.71%      152.73%      194.41%      135.92%       32.91%

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 55

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................          $ 11.70
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................            (0.08)
 Net realized and change in unrealized gain or loss on
 investments............................................             2.07
                                                                  -------
   Total from investment operations ....................             1.99
                                                                  -------
Net asset value, end of period .........................          $ 13.69
                                                                  =======

Total return ...........................................            17.01%
Net assets, end of period (000's) ......................          $   225
Ratio of net expenses to average net assets ............             2.35% (1)
Ratio of net investment income to average net assets ...            (0.91)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................             2.53% (1)
Portfolio turnover rate ................................           175.71%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


56 See Notes to Financial Statements.

INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                  PERIOD FROM
                                                                                                 JUNE 30, 1998
                                                                                YEAR ENDED     (DATE OF INITIAL
                                                                                OCTOBER 31,    PUBLIC OFFERING)
                                    CLASS C                                        1999       TO OCTOBER 31, 1998
---------------------------------------------------------------------------     -----------   -------------------
Net asset value, beginning of period ......................................      $  11.85           $  13.29
                                                                                 --------           --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................         (0.12)             (0.03)
 Net realized and change in unrealized gain or loss on investments ........          3.10              (1.41)
                                                                                 --------           --------
   Total from investment operations .......................................          2.98              (1.44)
                                                                                 --------           --------
LESS DISTRIBUTIONS:
 From net investment income ...............................................         (0.55)                --
 From net realized gains on investments ...................................         (0.60)                --
                                                                                 --------           --------
   Total distributions ....................................................         (1.15)                --
                                                                                 --------           --------
Net asset value, end of period ............................................      $  13.68           $  11.85
                                                                                 ========           ========

Total return ..............................................................         27.01%            (10.84)%
Net assets, end of period (000's) .........................................      $  1,359           $    156
Ratio of net expenses to average net assets ...............................          2.35%              2.36%(1)
Ratio of net investment income to average net assets ......................         (0.91)%           (0.73)%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...          2.53%              2.55%(1)
Portfolio turnover rate ...................................................        175.71%            152.73%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 57

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                     PERIOD FROM
                                                                                                  FEBRUARY 4, 1998
                                                                                   YEAR ENDED     (COMMENCEMENT OF
                                                                                   OCTOBER 31,       OPERATIONS)
                                       CLASS I                                        1999       TO OCTOBER 31, 1998
------------------------------------------------------------------------------     -----------   -------------------
Net asset value, beginning of period .........................................      $   9.29          $  10.00
                                                                                    --------          --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................            --             (0.02)
 Net realized and change in unrealized gain or loss on investments ...........          2.21             (0.69)
                                                                                    --------          --------
   Total from investment operations ..........................................          2.21             (0.71)
                                                                                    --------          --------
Net asset value, end of period ...............................................      $  11.50          $   9.29
                                                                                    ========          ========

Total return .................................................................         23.79%            (7.10)%
Net assets, end of period (000's) ............................................      $  5,184          $  4,503
Ratio of total expenses to average net assets ................................          1.15%             1.15%(1)
Ratio of net investment income to average net assets .........................          0.01%           (0.21)%(1)
Ratio of net expense before reimbursement and waiver to average net assets ...          2.72%             3.59%(1)
Portfolio turnover rate ......................................................        176.30%           113.99%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


58 See Notes to Financial Statements.

MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                     PERIOD FROM
                                                                                                  FEBRUARY 4, 1998
                                                                                   YEAR ENDED     (COMMENCEMENT OF
                                                                                   OCTOBER 31,       OPERATIONS)
                                       CLASS A                                        1999       TO OCTOBER 31, 1998
------------------------------------------------------------------------------     -----------   -------------------
Net asset value, beginning of period .........................................      $   9.28           $  10.00
                                                                                    --------           --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................         (0.03)             (0.04)
 Net realized and change in unrealized gain or loss on investments ...........          2.20              (0.68)
                                                                                    --------           --------
   Total from investment operations ..........................................          2.17              (0.72)
                                                                                    --------           --------
Net asset value, end of period ...............................................      $  11.45           $   9.28
                                                                                    ========           ========

Total return .................................................................         23.38%             (7.20)%
Net assets, end of period (000's) ............................................      $    688           $    115
Ratio of total expenses to average net assets ................................          1.40%              1.40%(1)
Ratio of net investment income to average net assets .........................         (0.24)%           (0.46)%(1)
Ratio of net expense before reimbursement and waiver to average net assets ...          2.97%              3.84%(1)
Portfolio turnover rate ......................................................        176.30%            113.99%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 59

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                      PERIOD FROM
                                                                                     MARCH 1, 1999
                                                                                    (DATE OF INITIAL
                                                                                    PUBLIC OFFERING)
                                      CLASS B                                     TO OCTOBER 31, 1999
------------------------------------------------------------------------------    -------------------
Net asset value, beginning of period .........................................         $  10.70
                                                                                       --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................            (0.08)
 Net realized and change in unrealized gain or loss on investments ...........             0.80
                                                                                       --------
   Total from investment operations ..........................................             0.72
                                                                                       --------
Net asset value, end of period ...............................................         $  11.42
                                                                                       ========

Total return .................................................................             6.73%
Net assets, end of period (000's) ............................................         $    112
Ratio of total expenses to average net assets ................................             2.15%(1)
Ratio of net investment income to average net assets .........................           (0.99)%(1)
Ratio of net expense before reimbursement and waiver to average net assets ...             3.72%(1)
Portfolio turnover rate ......................................................           176.30%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


60 See Notes to Financial Statements.

MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                     PERIOD FROM
                                                                                                    JUNE 30, 1998
                                                                                    YEAR ENDED     (DATE OF INITIAL
                                                                                    OCTOBER 31,    PUBLIC OFFERING)
                                       CLASS C                                         1999      TO OCTOBER 31, 1998
------------------------------------------------------------------------------      -----------  -------------------
Net asset value, beginning of period .........................................       $   9.26         $  11.12
                                                                                     --------         --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................          (0.11)           (0.04)
 Net realized and change in unrealized gain or loss on investments ...........           2.20            (1.82)
                                                                                     --------         --------
   Total from investment operations ..........................................           2.09            (1.86)
                                                                                     --------         --------
Net asset value, end of period ...............................................       $  11.35         $   9.26
                                                                                     ========         ========

Total return .................................................................          22.57%          (16.73)%
Net assets, end of period (000's) ............................................       $    133         $     83
Ratio of total expenses to average net assets ................................           2.15%            2.15%(1)
Ratio of net investment income to average net assets .........................          (0.99)%         (1.21)%(1)
Ratio of net expense before reimbursement and waiver to average net assets ...           3.72%            4.59%(1)
Portfolio turnover rate ......................................................         176.30%          113.99%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 61

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                           CLASS I                             1999         1998         1997         1996         1995
----------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period .....................   $  10.43     $  15.55     $  14.67     $  13.52     $  10.39
                                                             --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       0.05         0.09        (0.06)       (0.08)          --
 Net realized and change in unrealized gain or loss on
  investments ............................................       2.08        (0.90)        4.45         2.64         3.15
                                                             --------     --------     --------     --------     --------
   Total from investment operations ......................       2.13        (0.81)        4.39         2.56         3.15
                                                             --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ..............................      (0.04)          --           --           --        (0.02)
 From net realized gains on investments ..................      (0.06)       (4.31)       (3.51)       (1.41)          --
                                                             --------     --------     --------     --------     --------
   Total distributions ...................................      (0.10)       (4.31)       (3.51)       (1.41)       (0.02)
                                                             --------     --------     --------     --------     --------
Net asset value, end of period ...........................   $  12.46     $  10.43     $  15.55     $  14.67     $  13.52
                                                             ========     ========     ========     ========     ========

Total return .............................................      20.54%       (7.47)%      37.80%       19.78%       30.39%
Net assets, end of period (000's) ........................   $ 51,423     $ 29,543     $ 22,661     $ 32,125     $ 33,511
Ratio of net expenses to average net assets ..............       1.23%        1.32%        1.58%        1.44%        1.41%
Ratio of net investment income to
 average net assets ......................................       0.43%        0.46%       (0.42)%      (0.53)%      (0.01)%
Ratio of expenses before reimbursement and waiver
 to average net assets ...................................       1.25%        1.43%          --           --         1.49%
Portfolio turnover rate ..................................     231.94%      211.87%      150.43%      163.21%      156.43%

Per share data calculated using weighted average number of shares outstanding throughout the period.


62 See Notes to Financial Statements.

SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                           CLASS A                             1999         1998         1997         1996         1995
----------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period .....................   $  10.15     $  15.20     $  14.42     $  13.39     $  10.35
                                                             --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       0.02         0.01        (0.16)       (0.18)       (0.11)
 Net realized and change in unrealized gain or loss on
 investments .............................................       2.02        (0.84)        4.36         2.62         3.15
                                                             --------     --------     --------     --------     --------
   Total from investment operations ......................       2.04        (0.83)        4.20         2.44         3.04
                                                             --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
 From net investment income ..............................      (0.02)          --           --           --           --
 From net realized gains on investments ..................      (0.06)       (4.22)       (3.42)       (1.41)          --
                                                             --------     --------     --------     --------     --------
   Total distributions ...................................      (0.08)       (4.22)       (3.42)       (1.41)          --
                                                             --------     --------     --------     --------     --------
Net asset value, end of period ...........................   $  12.11     $  10.15     $  15.20     $  14.42     $  13.39
                                                             ========     ========     ========     ========     ========

Total return .............................................      20.16%       (7.77)%      36.73%       19.02%       29.44%
Net assets, end of period (000's) ........................   $ 16,269     $  9,089     $  7,077     $  3,884     $  1,285
Ratio of net expenses to average net assets ..............       1.48%        1.63%        2.33%        2.20%        2.23%
Ratio of net investment income to
 average net assets ......................................       0.18%        0.15%       (1.17)%      (1.26)%      (0.89)%
Ratio of expenses before reimbursement and waiver
 to average net assets ...................................       1.50%        1.74%          --           --         2.30%
Portfolio turnover rate ..................................     231.94%      211.87%      150.43%      163.21%      156.43%

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 63

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                  PERIOD FROM
                                                                                  MARCH 1, 1999
                                                                                (DATE OF INITIAL
                                                                                PUBLIC OFFERING)
                                    CLASS B                                   TO OCTOBER 31, 1999
---------------------------------------------------------------------------   -------------------
Net asset value, beginning of period ......................................         $ 10.69
                                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................           (0.05)
 Net realized and change in unrealized gain or loss on
 investments ..............................................................            1.73
                                                                                    -------
   Total from investment operations .......................................            1.68
                                                                                    -------
Net asset value, end of period ............................................         $ 12.37
                                                                                    =======

Total return ..............................................................           15.72%
Net assets, end of period (000's) .........................................         $   129
Ratio of net expenses to average net assets ...............................            2.23%(1)
Ratio of net investment income to average net assets ......................           (0.57)%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...            2.25%(1)
Portfolio turnover rate ...................................................          231.94%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


64 See Notes to Financial Statements.

SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                  PERIOD FROM
                                                                                                 JUNE 30, 1998
                                                                                 YEAR ENDED     (DATE OF INITIAL
                                                                                 OCTOBER 31,    PUBLIC OFFERING)
                                     CLASS C                                        1999      TO OCTOBER 31, 1998
---------------------------------------------------------------------------      -----------  -------------------
Net asset value, beginning of period ......................................       $  10.39         $  12.11
                                                                                  --------         --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          (0.07)           (0.02)
 Net realized and change in unrealized gain or loss on investments ........           2.07            (1.70)
                                                                                  --------         --------
   Total from investment operations .......................................           2.00            (1.72)
                                                                                  --------         --------
LESS DISTRIBUTIONS:
 From net investment income ...............................................          (0.01)              --
 From net realized gains on investments ...................................          (0.06)              --
                                                                                  --------         --------
   Total distributions ....................................................          (0.07)              --
                                                                                  --------         --------
Net asset value, end of period ............................................       $  12.32         $  10.39
                                                                                  ========         ========

Total return ..............................................................          19.33%          (14.21)%
Net assets, end of period (000's) .........................................       $  1,893         $  1,118
Ratio of net expenses to average net assets ...............................           2.23%            2.30%(1)
Ratio of net investment income to average net assets ......................          (0.57)%          (0.52)%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...           2.25%            2.41%(1)
Portfolio turnover rate ...................................................         231.94%          211.87%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 65

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                  PERIOD FROM
                                                                                                FEBRUARY 2, 1998
                                                                                 YEAR ENDED     (COMMENCEMENT OF
                                                                                 OCTOBER 31,       OPERATIONS)
                                     CLASS I                                        1999      TO OCTOBER 31, 1998
---------------------------------------------------------------------------      -----------  -------------------
Net asset value, beginning of period ......................................       $   9.99         $  10.00
                                                                                  --------         --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................           0.03             0.03
 Net realized and change in unrealized gain or loss on investments ........           3.25            (0.04)
                                                                                  --------         --------
   Total from investment operations .......................................           3.28            (0.01)
                                                                                  --------         --------
LESS DISTRIBUTIONS:
 From net investment income ...............................................          (0.03)              --
                                                                                  --------         --------
   Total distributions ....................................................          (0.03)              --
                                                                                  --------         --------
Net asset value, end of period ............................................       $  13.24         $   9.99
                                                                                  ========         ========

Total return ..............................................................          32.88%           (0.10)%
Net assets, end of period (000's) .........................................       $  5,455         $  4,625
Ratio of net expenses to average net assets ...............................           1.10%            1.10%(1)
Ratio of net investment income to average net assets ......................           0.23%            0.37%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...           2.52%            3.41%(1)
Portfolio turnover rate ...................................................         124.83%          132.45%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


66 See Notes to Financial Statements.

VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                  PERIOD FROM
                                                                                               FEBRUARY 2, 1998
                                                                                 YEAR ENDED    (COMMENCEMENT OF
                                                                                 OCTOBER 31,      OPERATIONS)
                                     CLASS A                                        1999      TO OCTOBER 31, 1998
---------------------------------------------------------------------------      -----------  -------------------
Net asset value, beginning of period ......................................       $   9.97         $  10.00
                                                                                  --------         --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................             --             0.01
 Net realized and change in unrealized gain or loss on investments ........           3.25            (0.04)
                                                                                  --------         --------
   Total from investment operations .......................................           3.25            (0.03)
                                                                                  --------         --------
LESS DISTRIBUTIONS:
 From net investment income ...............................................          (0.02)              --
                                                                                  --------         --------
   Total distributions ....................................................          (0.02)              --
                                                                                  --------         --------
Net asset value, end of period ............................................       $  13.20         $   9.97
                                                                                  ========         ========

Total return ..............................................................          32.57%           (0.30)%
Net assets, end of period (000's) .........................................       $  1,139         $    464
Ratio of net expenses to average net assets ...............................           1.35%            1.35%(1)
Ratio of net investment income to average net assets ......................          (0.02)%           0.12%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...           2.77%            3.66%(1)
Portfolio turnover rate ...................................................         124.83%          132.45%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 67

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                 PERIOD FROM
                                                                                MARCH 1, 1999
                                                                               (DATE OF INITIAL
                                                                               PUBLIC OFFERING)
                                     CLASS B                                 TO OCTOBER 31, 1999
---------------------------------------------------------------------------  -------------------
Net asset value, beginning of period ......................................        $ 11.28
                                                                                   -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          (0.06)
 Net realized and change in unrealized gain or loss on investments ........           1.92
                                                                                   -------
   Total from investment operations .......................................           1.86
                                                                                   -------
Net asset value, end of period ............................................        $ 13.14
                                                                                   =======

Total return ..............................................................          16.49%
Net assets, end of period (000's) .........................................        $   188
Ratio of net expenses to average net assets ...............................           2.10%(1)
Ratio of net investment income to average net assets ......................          (0.77)%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...           3.52%(1)
Portfolio turnover rate ...................................................         124.83%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


68 See Notes to Financial Statements.

VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                  PERIOD FROM
                                                                                                 JUNE 30, 1998
                                                                                 YEAR ENDED     (DATE OF INITIAL
                                                                                 OCTOBER 31,    PUBLIC OFFERING)
                                     CLASS C                                        1999      TO OCTOBER 31, 1998
---------------------------------------------------------------------------      -----------  -------------------
Net asset value, beginning of period ......................................       $   9.95         $  11.04
                                                                                  --------         --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          (0.09)           (0.02)
 Net realized and change in unrealized gain or loss on investments ........           3.23            (1.07)
                                                                                  --------         --------
   Total from investment operations .......................................           3.14            (1.09)
                                                                                  --------         --------
Net asset value, end of period ............................................       $  13.09         $   9.95
                                                                                  ========         ========

Total return ..............................................................          31.56%           (9.88)%
Net assets, end of period (000's) .........................................       $    315         $     95
Ratio of net expenses to average net assets ...............................           2.10%            2.10%(1)
Ratio of net investment income to average net assets ......................          (0.77)%       (0.63)%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...           3.52%            4.41%(1)
Portfolio turnover rate ...................................................         124.83%          132.45%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 69

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Growth Fund, Aetna International Fund, Aetna Mid Cap Fund, Aetna Small Company Fund and Aetna Value Opportunity Fund, portfolios of Aetna Series Fund, Inc. (collectively the Capital Appreciation Funds), including the portfolios of investments as of October 31, 1999, and the related statements of operations for the year then ended and statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for Aetna Growth Fund, Aetna International Fund and Aetna Small Company Fund for each of the years or periods in the five-year period then ended and financial highlights for Aetna Mid Cap Fund and Aetna Value Opportunity Fund for each of the years or periods in the two-year period then end. These financial statements and financial highlights are the responsibility of the Capital Appreciation Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the Capital Appreciation Funds as of October 31, 1999, the results of their operations for the year then ended, changes in their net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods specified above, in conformity with generally accepted accounting principles.


                                                            /s/ KPMG LLP


Hartford, Connecticut
December 17, 1999


70